UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23161

NuShares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher

Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Exchange-Traded Funds

30 April

2018

Fund Name	Listing Exchange	Ticker Symbol
Nushares ESG Emerging Markets Equity ETF	Cboe BZX Exchange, Inc.	NUEM
Nushares ESG International Developed Markets Equity ETF	Cboe BZX Exchange, Inc.	NUDM
Nushares ESG Large-Cap Growth ETF	Cboe BZX Exchange, Inc.	NULG
Nushares ESG Large-Cap Value ETF	Cboe BZX Exchange, Inc.	NULV
Nushares ESG Mid-Cap Growth ETF	Cboe BZX Exchange, Inc.	NUMG
Nushares ESG Mid-Cap Value ETF	Cboe BZX Exchange, Inc.	NUMV
Nushares ESG Small-Cap ETF	Cboe BZX Exchange, Inc.	NUSC

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Table

of Contents

Chairman’s Letter to Shareholders

Dear Shareholders,

The global synchronized expansion that drove markets to new highs in 2017 is beginning to show signs of fatigue. Against this backdrop, concerns about tightening financial conditions, potentially higher inflation and an array of geopolitical and policy risks have increased volatility across the financial markets in 2018 so far.

Despite the daily headlines, the global economy remains in solid shape. Even if the momentum is slowing, world economies are still expanding, recession probabilities are low and corporate profits have stayed healthy. Inflation remains relatively subdued, which should keep central banks on a gradual path of policy normalization. In the U.S., economic growth is expected to strengthen further, supported by low unemployment, incremental wage growth and fiscal stimulus from the newly enacted tax law changes.

Certainly there are risks that bear watching. Trade wars and tariffs have implications for both the supply and demand sides of the economy, complicating the outlook for businesses, consumers and the economy as a whole. North Korea relations, Iran and Russia sanctions, Italy’s new coalition government and Brexit negotiations are likely to continue triggering short-term turbulence in asset prices. The markets will also remain focused on central bank actions and communications.

The investment environment of 2018 will be more challenging than it was in 2017, but there is still opportunity for upside. Fundamentals, not headlines, drive markets over the long term. And, it’s easy to forget the relative calm over the past year was the outlier. A return to more historically normal volatility levels is both to be expected and part of the healthy functioning of the markets.

Context and perspective are important. If you’re investing for long-term goals, stay focused on the long term, as temporary bumps may smooth over time. Individuals that have shorter timeframes could also benefit from sticking to a clearly defined investment strategy with a portfolio designed for short-term needs. Your financial advisor can help you determine if your portfolio is properly aligned with your goals, timeline and risk tolerance, as well as help you differentiate the noise from what really matters. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider

Chairman of the Board

June 25, 2018

Portfolio Managers’ Comments

Nushares ESG Emerging Markets Equity ETF (NUEM)

Nushares ESG International Developed Markets Equity ETF (NUDM)

Nushares ESG Large-Cap Growth ETF (NULG)

Nushares ESG Large-Cap Value ETF (NULV)

Nushares ESG Mid-Cap Growth ETF (NUMG)

Nushares ESG Mid-Cap Value ETF (NUMV)

Nushares ESG Small-Cap ETF (NUSC)

These Funds features portfolio management by Teachers Advisors, LLC, an affiliate of Nuveen, LLC. Portfolio managers Philip James (Jim) Campagna, CFA, and Lei Liao, CFA, discuss key investment strategies and the performance of the Funds during the six-month reporting period ended April 30, 2018. Jim and Lei have managed the Funds since their commencement of operations on December 13, 2016. For the Nushares ESG International Developed Markets Equity ETF (NUDM) and Nushares ESG Emerging Markets Equity ETF (NUEM), portfolio managers Philip James (Jim) Campagna, CFA, and Lei Liao, CFA, have managed these Funds since the Funds’ commencement of operations on June 6, 2017. Please refer to the Funds’ prospectuses for more information, available at https://www.nuveen.com/ETF/Default.aspx.

What key strategies were used to manage the Funds during the six-month reporting period and how did these strategies influence performance?

These Funds employ a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of their respective indexes that meet certain environment, social and governance (“ESG”) criteria. You cannot invest directly in an index. Each Fund seeks to track its index by investing all, or substantially all, of its assets in the securities represented in its index in approximately the same proportions as the index. Each Fund rebalances its holdings quarterly in response to the quarterly rebalance of its index, which occurs in February, May, August and November.

NUEM seeks to track the investment results, before fees and expenses, of the TIAA ESG Emerging Markets Equity Index (the “NUEM Index”), which is comprised solely of listed equity securities issued by companies (and depositary receipts representing such securities) located in countries with emerging markets that meet certain ESG criteria. The NUEM Index selects from the securities included in the MSCI Emerging Markets Index (the “NUEM Base Index”), which currently consists of large- and mid-capitalization companies located in one of the following 24 emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.

NUDM seeks to track the investment results, before fees and expenses, of the TIAA ESG International Developed Markets Equity Index (the “NUDM Index”), which is comprised solely of listed equity securities issued by companies (and depositary receipts representing such securities) located in countries with developed markets, excluding the United States and Canada, that meet certain ESG

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. Each Fund disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Refer to the Glossary of Terms Used in this report for further definition of the terms used within this section.

Portfolio Managers’ Comments (continued)

criteria. The NUDM Index selects from the securities included in the MSCI EAFE Index (the “NUDM Base Index”), which currently consists of large- and mid-capitalization companies located in one of the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

NULG seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Large-Cap Growth Index (the “NULG Index”), which is comprised of equity securities issued by large-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NULG Index selects from the securities included in the MSCI USA Growth Index (the “NULG Base Index”), which generally consists of large- and mid-capitalization U.S. equity securities that exhibit overall growth style characteristics based on five variables: long-term forward earnings per share (“EPS”) growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend, and long-term historical sales per share growth trend.

NULV seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Large-Cap Value Index (the “NULV Index”), which is comprised of equity securities issued by large-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NULV Index selects from the securities included in the MSCI USA Value Index (the “NULV Base Index”), which generally consists of large- and mid-capitalization U.S. equity securities that exhibit overall value style characteristics based on three variables: book value to price, 12-month forward earnings to price and dividend yield.

NUMG seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Mid-Cap Growth Index (the “NUMG Index”), which is comprised of equity securities issued by mid-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NUMG Index selects from the securities included in the MSCI USA Mid-Cap Growth Index (the “NUMG Base Index”), which generally consists of mid-capitalization U.S. equity securities that exhibit overall growth style characteristics based on five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend and long-term historical sales per share growth trend.

NUMV seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Mid-Cap Value Index (the “NUMV Index”), which is comprised of equity securities issued by mid-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NUMV Index selects from the securities included in the MSCI USA Mid-Cap Value Index (the “NUMV Base Index”), which generally consists of mid-capitalization U.S. equity securities that exhibit overall value style characteristics based on three variables: book value to price, 12-month forward earnings to price and dividend yield.

NUSC seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Small-Cap Index (the “NUSC Index”), which is comprised of equity securities issued by small-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NUSC Index selects from the securities included in the MSCI USA Small Cap Index (the “NUSC Base Index”), which generally consists of equity securities that comprise the small-cap segment of the U.S. market.

MSCI Inc. (“MSCI”) is the index provider for each Index and Base Index. Each Index and Base Index are owned, calculated and controlled by MSCI, in its sole discretion. Neither the sub-adviser nor its affiliates has any discretion to select Index components or change the Index methodology. Each Index identifies equity securities from its Base Index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry.

Despite rising volatility, U.S. stock market performance was positive over the six-month reporting period. Across market capitalization and investment styles, large-cap growth stocks performed the best, as the technology sector (which dominates large-cap and growth-style indexes) gained in the reporting period. Mid-cap growth, mid-cap value and small-cap stocks also performed well. Large-cap value stocks were the weakest-performing U.S. category in this reporting period. Accordingly, NULG was the top performing Fund, while NULV was the bottom performing Fund among the five U.S. Funds. International markets also posted positive returns in this reporting period, with emerging market equities outperforming developed market equities. The first half of the reporting period was particularly strong for emerging market equities, offsetting weakness in the second half of the reporting period. Global synchronized growth, stable growth in emerging market economies, a recovery in commodity prices, a weak U.S. dollar and accommodative central banks helped support investor confidence in emerging market assets throughout 2017. Later in the reporting period, however, headwinds from elevated market volatility, U.S. dollar strength and rising interest rates caused emerging market equities to lag developed market equities. In this environment, NUEM modestly outperformed NUDM.

How did the Funds perform in the six-month reporting period ended April 30, 2018?

The tables in each Fund’s Performance Overview and Expense Ratios section of this report provides the Funds’ total return performance for the six-month, one-year and since inception periods through April 30, 2018. Each Fund’s total returns at net asset value (NAV) are compared with the performance of the Index, which each Fund is designed to track.

The total return for each Fund underperformed its respective Index during this reporting period. The Indexes are unmanaged and therefore their returns do not reflect any fees or expenses, which would detract from their performance. You cannot invest directly in an index.

Risk Considerations

Nushares ESG Emerging Markets Equity ETF (NUEM)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. A portfolio concentrated in a single industry sector or country may present more risk than a portfolio broadly diversified over several industries or countries. These and other risks, such as mid-cap stock risk, are described in the Fund’s prospectus.

Nushares ESG International Developed Markets Equity ETF (NUDM)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. An exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. A portfolio concentrated in a single industry sector or country may present more risk than a portfolio broadly diversified over several industries or countries. These and other risks, such as mid-cap stock risk, are described in the Fund’s prospectus.

Nushares ESG Large-Cap Growth ETF (NULG)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Growth stocks tend to be more volatile and can experience sharp price declines. Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.

Nushares ESG Large-Cap Value ETF (NULV)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Value stocks may not be fully recognized by the market and be undervalued. Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.

Nushares ESG Mid-Cap Growth ETF (NUMG)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Because it invests primarily in mid-capitalization stocks, the Fund may be subject to greater volatility than those that invest in larger companies, but may be less volatile than investments in smaller companies. Growth stocks tend to be more volatile and can experience sharp price declines. These and other risk considerations are described in detail in the Fund’s prospectus.

Nushares ESG Mid-Cap Value ETF (NUMV)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Value stocks may not be fully recognized by the market and be undervalued. Because it invests primarily in mid-capitalization stocks, the Fund may be subject to greater volatility than those that invest in larger companies, but may be less volatile than investments in smaller companies. These and other risk considerations are described in detail in the Fund’s prospectus.

Nushares ESG Small-Cap ETF (NUSC)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. These and other risk considerations are described in detail in the Fund’s prospectus.

Fund Performance and Expense Ratios

The Fund Performance and Expense Ratio for each Fund are shown within this section of the report.

Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Total returns for a period of less than one year are not annualized. Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The expense ratios represents each Fund’s total operating expenses as reflected in the most recent prospectus. The expense ratios shown include management fees and other applicable fees and expenses paid by the Fund.

Fund Performance and Expense Ratios (continued)

Nushares ESG Emerging Markets Equity ETF (NUEM)

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Total Returns as of April 30, 2018

	Cumulative
	6-Month	Since Inception
NUEM at NAV	3.00%	14.36%
NUEM at Market Price	1.35%	13.94%
TIAA ESG Emerging Markets Equity Index	3.33%	15.11%
MSCI Emerging Markets Index	4.80%	16.92%

Total Returns as of March 31, 2018 (Most Recent Calendar Quarter)

	Cumulative
	6-Month	Since Inception
NUEM at NAV	9.25%	17.21%
NUEM at Market Price	10.04%	19.60%

Since inception returns are from 6/6/17. Indexes are not available for direct investment.

Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.45%

Fund Performance and Expense Ratios (continued)

Nushares ESG International Developed Markets Equity ETF (NUDM)

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Total Returns as of April 30, 2018

	Cumulative
	6-Month	Since Inception
NUDM at NAV	2.34%	8.56%
NUDM at Market Price	1.49%	8.38%
TIAA ESG International Developed Markets Equity Index	2.48%	8.87%
MSCI EAFE Index	3.41%	9.56%

Total Returns as of March 31, 2018 (Most Recent Calendar Quarter)

	Cumulative
	6-Month	Since Inception
NUDM at NAV	1.46%	5.68%
NUDM at Market Price	2.59%	6.82%

Since inception returns are from 6/6/17. Indexes are not available for direct investment.

Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.40%

Fund Performance and Expense Ratios (continued)

Nushares ESG Large-Cap Growth ETF (NULG)

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of April 30, 2018

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NULG at NAV	7.01%	17.75%	20.54%
NULG at Market Price	6.80%	18.92%	20.53%
TIAA ESG USA Large-Cap Growth Index	7.20%	18.20%	20.93%
MSCI USA Growth Index	6.83%	18.51%	21.02%

Average Annual Total Returns as of March 31, 2018 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NULG at NAV	9.91%	20.05%	21.69%
NULG at Market Price	10.12%	16.37%	21.73%

Since inception returns are from 12/13/16. Indexes are not available for direct investment.

Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.35%

Fund Performance and Expense Ratios (continued)

Nushares ESG Large-Cap Value ETF (NULV)

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of April 30, 2018

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NULV at NAV	2.40%	10.78%	9.67%
NULV at Market Price	2.23%	10.80%	9.69%
TIAA ESG USA Large-Cap Value Index	2.60%	11.21%	10.04%
MSCI USA Value Index	0.95%	7.99%	7.39%

Average Annual Total Returns as of March 31, 2018 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NULV at NAV	4.32%	11.34%	10.23%
NULV at Market Price	4.33%	11.25%	10.28%

Since inception returns are from 12/13/16. Indexes are not available for direct investment.

Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.35%

Fund Performance and Expense Ratios (continued)

Nushares ESG Mid-Cap Growth ETF (NUMG)

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of April 30, 2018

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUMG at NAV	4.95%	12.77%	13.39%
NUMG at Market Price	5.29%	13.12%	13.72%
TIAA ESG USA Mid-Cap Growth Index	5.17%	13.27%	13.85%
MSCI USA Mid-Cap Growth Index	6.14%	14.23%	14.61%

Average Annual Total Returns as of March 31, 2018 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUMG at NAV	6.90%	12.67%	13.86%
NUMG at Market Price	7.36%	12.69%	14.01%

Since inception returns are from 12/13/16. Indexes are not available for direct investment.

Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.40%

Fund Performance and Expense Ratios (continued)

Nushares ESG Mid-Cap Value ETF (NUMV)

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of April 30, 2018

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUMV at NAV	3.91%	10.20%	8.60%
NUMV at Market Price	5.05%	10.40%	9.49%
TIAA ESG USA Mid-Cap Value Index	4.14%	10.66%	9.03%
MSCI USA Mid-Cap Value Index	3.91%	10.17%	9.62%

Average Annual Total Returns as of March 31, 2018 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUMV at NAV	4.60%	9.43%	8.93%
NUMV at Market Price	5.66%	9.46%	9.06%

Since inception returns are from 12/13/16. Indexes are not available for direct investment.

Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.40%

Fund Performance and Expense Ratios (continued)

Nushares ESG Small-Cap ETF (NUSC)

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of April 30, 2018

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUSC at NAV	3.60%	11.87%	10.91%
NUSC at Market Price	3.63%	11.70%	11.09%
TIAA ESG USA Small-Cap Index	3.82%	12.39%	11.38%
MSCI USA Small-Cap Index	3.25%	12.03%	11.18%

Average Annual Total Returns as of March 31, 2018 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUSC at NAV	4.13%	11.84%	10.80%
NUSC at Market Price	3.68%	12.15%	10.83%

Since inception returns are from 12/13/16. Indexes are not available for direct investment.

Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.40%

Holding Summaries as of April 30, 2018

This data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Nushares ESG Emerging Markets Equity ETF (NUEM)

Fund Allocation

(% of net assets)

Common Stocks	99.8%
U.S. Government and Agency Obligations	0.2%
Other Assets Less Liabilities	(0.0)%
Net Assets	100%

Top Five Common Stock Holdings

(% of net assets)

Tencent Holdings Limited	6.7%
Taiwan Semiconductor Manufacturing Company Limited	4.9%
Naspers Limited	2.9%
Tata Consultancy Services	2.0%
KB Financial Group Inc.	1.7%

Portfolio Composition

(% of net assets)

Information Technology	25.1%
Financials	23.6%
Consumer Discretionary	11.0%
Industrials	7.9%
Materials	7.5%
Consumer Staples	4.9%
Energy	4.9%
Other	15.1%
Other Assets Less Liabilities	(0.0)%
Net Assets	100%

Country Allocation

(% of net assets)

China	29.7%
Korea, Republic of	15.1%
Taiwan	11.6%
India	9.1%
Brazil	7.2%
South Africa	6.8%
Malaysia	3.5%
Mexico	3.2%
Thailand	2.5%
Indonesia	2.0%
Other	9.3%
Other Assets Less Liabilities	(0.0)%
Net Assets	100%

Nushares ESG International Developed Markets Equity ETF (NUDM)

Fund Allocation

(% of net assets)

Common Stocks	99.5%
Other Assets Less Liabilities	0.5%
Net Assets	100%

Top Five Common Stocks Holdings

(% of net assets)

Nestle SA	2.7%
Roche Holdings AG	1.9%
AstraZeneca PLC	1.9%
Siemens AG	1.8%
Vodafone Group PLC	1.8%

Portfolio Composition

(% of net assets)

Financials	20.4%
Industrials	16.2%
Consumer Discretionary	12.0%
Consumer Staples	11.1%
Health Care	9.9%
Materials	7.9%
Information Technology	6.3%
Other	15.7%
Other Assets Less Liabilities	0.5%
Net Assets	100%

Country Allocation

(% of net assets)

Japan	24.3%
United Kingdom	17.5%
France	10.7%
Germany	9.5%
Switzerland	7.4%
Australia	6.5%
Hong Kong	3.4%
Netherlands	3.4%
Spain	3.2%
Sweden	2.5%
Other	11.1%
Other Assets Less Liabilities	0.5%
Net Assets	100%

Holding Summaries as of April 30, 2018 (continued)

Nushares ESG Large-Cap Growth ETF (NULG)

Fund Allocation

(% of net assets)

Common Stocks	99.8%
Other Assets Less Liabilities	0.2%
Net Assets	100%

Portfolio Composition

(% of net assets)

Information Technology	33.5%
Consumer Discretionary	22.9%
Health Care	14.1%
Industrials	9.6%
Financials	7.2%
Other	12.5%
Other Assets Less Liabilities	0.2%
Net Assets	100%

Top Five Common Stock Holdings

(% of net assets)

Apple, Inc.	8.0%
Microsoft Corporation	4.8%
Visa Inc.	3.1%
NetFlix.com Inc.	2.5%
Walt Disney Company	2.4%

Nushares ESG Large-Cap Value ETF (NULV)

Fund Allocation

(% of net assets)

Common Stocks	99.8%
Other Assets Less Liabilities	0.2%
Net Assets	100%

Portfolio Composition

(% of net assets)

Financials	23.0%
Health Care	13.5%
Information Technology	12.3%
Consumer Staples	11.4%
Industrials	9.4%
Energy	7.8%
Utilities	6.7%
Other	15.7%
Other Assets Less Liabilities	0.2%
Net Assets	100%

Top Five Common Stocks Holdings

(% of net assets)

Bank of America Corporation	3.8%
Intel Corporation	3.6%
Microsoft Corporation	3.4%
Verizon Communications Inc.	3.0%
Coca-Cola Company	2.8%

Holding Summaries as of April 30, 2018 (continued)

Nushares ESG Mid-Cap Growth ETF (NUMG)

Fund Allocation

(% of net assets)

Common Stocks	99.9%
Other Assets Less Liabilities	0.1%
Net Assets	100%

Portfolio Composition

(% of net assets)

Information Technology	27.1%
Industrials	24.2%
Consumer Discretionary	12.9%
Health Care	12.2%
Financials	7.5%
Materials	6.4%
Other	9.6%
Other Assets Less Liabilities	0.1%
Net Assets	100%

Top Five Common Stock Holdings

(% of net assets)

ServiceNow Inc.	2.8%
Dr. Pepper Snapple Group	2.4%
Microchip Technology Incorporated	2.2%
Align Technology, Inc.	2.2%
Indexx Labs Inc.	2.2%

Nushares ESG Mid-Cap Value ETF (NUMV)

Fund Allocation

(% of net assets)

Common Stocks	99.8%
Other Assets Less Liabilities	0.2%
Net Assets	100%

Portfolio Composition

(% of net assets)

Financials	25.9%
Consumer Discretionary	17.1%
Real Estate	11.0%
Utilities	8.6%
Industrials	8.4%
Materials	7.2%
Information Technology	6.8%
Consumer Staples	5.0%
Other	9.8%
Other Assets Less Liabilities	0.2%
Net Assets	100%

Top Five Common Stock Holdings

(% of net assets)

Eversource Energy	2.6%
TechnipFMC PLC	2.4%
Principal Financial Group, Inc.	2.3%
CMS Energy Corporation	2.3%
XL Group Limited	2.2%

Holding Summaries as of April 30, 2018 (continued)

Nushares ESG Small-Cap ETF (NUSC)

Fund Allocation

(% of net assets)

Common Stocks	99.8%
Common Stock Rights	0.0%
Other Assets Less Liabilities	0.2%
Net Assets	100%

Portfolio Composition

(% of net assets)

Financials	16.4%
Information Technology	16.2%
Industrials	14.8%
Health Care	13.1%
Consumer Discretionary	11.8%
Real Estate	9.3%
Materials	5.6%
Other	12.6%
Other Assets Less Liabilities	0.2%
Net Assets	100%

Top Five Common Stock Holdings

(% of net assets)

Abiomed, Inc.	0.6%
Reliance Steel & Aluminum Company	0.6%
Aqua America Inc.	0.6%
Brown & Brown Inc.	0.6%
Lamb Weston Holding, Inc.	0.6%

Expense Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through April 30, 2018.

The beginning of the period is November 1, 2017.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your Fund in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Nushares ESG Emerging Markets Equity ETF (NUEM)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,030.00
Expenses Incurred During Period	$2.26
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,022.56
Expenses Incurred During Period	$2.26

Expenses are equal to the Fund’s annualized net expense ratio of 0.45% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Expense Examples (continued)

Nushares ESG International Developed Markets Equity ETF (NUDM)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.40
Expenses Incurred During Period	$2.01
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,022.81
Expenses Incurred During Period	$2.01

Expenses are equal to the Fund’s annualized net expense ratio of 0.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nushares ESG Large-Cap Growth ETF (NULG)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,070.10
Expenses Incurred During Period	$1.80
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.06
Expenses Incurred During Period	$1.76

Expenses are equal to the Fund’s annualized net expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nushares ESG Large-Cap Value ETF (NULV)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,024.00
Expenses Incurred During Period	$1.76
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.06
Expenses Incurred During Period	$1.76

Expenses are equal to the Fund’s annualized net expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nushares ESG Mid-Cap Growth ETF (NUMG)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,049.50
Expenses Incurred During Period	$2.03
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,022.81
Expenses Incurred During Period	$2.01

Expenses are equal to the Fund’s annualized net expense ratio of 0.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nushares ESG Mid-Cap Value ETF (NUMV)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,039.10
Expenses Incurred During Period	$2.02
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,022.81
Expenses Incurred During Period	$2.01

Expenses are equal to the Fund’s annualized net expense ratio of 0.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nushares ESG Small-Cap ETF (NUSC)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,036.00
Expenses Incurred During Period	$2.02
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,022.81
Expenses Incurred During Period	$2.01

Expenses are equal to the Fund’s annualized net expense ratio of 0.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nushares ESG Emerging Markets Equity ETF (NUEM)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.8%

	COMMON STOCKS – 99.8%

	Consumer Discretionary – 11.0%

959,396	Alibaba Pictures Group Ltd, (2)	$108,797

275	Arcelik A.S	1,223

4,952	Astro Malaysia Holdings Bhd	2,411

81	Bajaj Auto Limited	3,576

506	Bharat Forge Ltd	5,881

13	Bosch Ltd	3,779

190,033	Brilliance China Automotive Holdings Limited	342,862

48,696	BYD Co Ltd	342,189

61	CCC SA	4,509

29,746	DXB Entertainments PJSC, (2)	3,126

1,085	Feng Tay Enterprise Co Ltd	4,951

460	FF Group, (2)	8,726

5,102	Formosa Taffeta Co Ltd	5,794

180,694	Geely Automobile Holdings Limited	483,493

130,292	Guangzhou Automobile Group Company Limited	240,720

100	Hankook Tire Company Limited	4,630

9,733	Home Product Center PCL, (3)	4,626

425	Hotai Motor Co Ltd	4,187

67	Hotel Shilla Company Limited	7,277

54	LG Electronics Inc.	5,157

462	Lojas Renner S.A	4,320

2	LPP SA	5,234

547	Mahindra & Mahindra Ltd	7,156

2,264	Minor International PCL, (2), (3)	2,887

331	Mr. Price Group Ltd	7,265

4,630	Naspers Limited, (WI/DD)	1,134,692

6,793	New Oriental Education & Technology Group, Inc., Sponsored ADR	610,283

504	Nien Made Enterprise Co Ltd	4,514

13,058	PT Matahari Department Store Tbk	9,714

1,779	Robinson PCL, (2), (3)	3,706

47,252	SACI Falabella	460,678

44,370	Shenzhou International Group Holdings Ltd	487,331

30,997	Surya Citra Media Pt Tbk	5,704

Shares	Description (1)	Value

	Consumer Discretionary (continued)

214	The Foschini Group Ltd	$3,686

216	Titan Co Ltd	3,176

880	Truworths International Limited	7,225

3,880	UMW Holdings BHD	6,042

751	Woolworths Holdings Limited	3,865
	Total Consumer Discretionary	4,355,392

	Consumer Staples – 4.9%

18	Amorepacific Corporation	5,882

34	Amorepacific Corporation	5,682

39	Amorepacific Group	5,222

829	Anadolu Efes Biracilik Ve Malt Sanayii AS.	5,433

725	Arca Continental SAB de CV	4,975

1,078	Atacadao Distribuicao Comercio e Industria Ltd.	4,667

3,002	Berli Jucker Public Co, (2), (3)	5,683

59	Britannia Industries Ltd	4,871

31,117	China Mengniu Dairy Company Limited	101,103

2,898	Cia Brasileira de Distribuicao	65,418

16	CJ CheilJedang Corporation	5,138

23,929	Coca-Cola Femsa SAB de CV	154,540

92,611	CP ALL PCL, (3)	255,296

935	Dabur India Ltd	5,198

1,044	Embotelladora Andina SA	5,205

64,269	Fomento Economico Mexicano S.A	619,177

353	Godrej Consumer Products Ltd	5,913

261	Gruma S.A.B de C.V	3,178

10,834	Hindustan Unilever Ltd	243,822

3,584	Indfood CBP Sukses Makmur Tbk PT	2,235

2,370	Kimberly-Clark de Mexico SAB de CV, Class A Shares	4,276

5	LG Household & Health Care	6,414

8	LG Household & Health Care	5,768

192	M Dias Branco SA, (2)	2,422

938	Marico Limited	4,683

262	Natura Cosmeticos SA	2,420

158	Nestle Malaysia Berhad	5,557

638	Pick n Pay Stores Ltd	4,110

348	Pioneer Foods Group Ltd	3,399

15,443	PPB Group Berhad Bhd	75,729

352	President Chain Store Corp.	3,480

332	ShopRite Holdings Limited	6,622

1,674	Standard Foods Corporation	3,768

Nushares ESG Emerging Markets Equity ETF (NUEM) (continued)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Consumer Staples (continued)

181,162	Sun Art Retail Group Ltd	$204,978

372	The Spar Group Limited	6,301

204	Tiger Brands Limited	6,357

1,031	Ulker Biskuvi Sanayi AS	5,402

23,361	Unilever Indonesia Tbk PT	77,828

1,768	Uni-President Enterprises Corporation	4,279
	Total Consumer Staples	1,942,431

	Energy – 4.9%

137,794	China Oilfield Services Ltd	138,176

12,464	Cosan SA Industria e Comercio	142,162

34,500	Dialog Group BHD	27,083

763,739	IRPC PCL, (2), (3)	170,607

12,287	Petronas Dagangan Bhd	84,554

1,126	Petronet LNG Ltd	3,826

20,622	Qatar Gas Transport Co Ltd	83,202

3,427	S-Oil Corporation	352,952

85,405	Thai Oil PCL, (2), (3)	255,051

9,430	Tupras Turkiye Petrol Rafinerileri IS	240,085

24,661	Ultrapar Participacoes S.A	427,433
	Total Energy	1,925,131

	Financials – 23.6%

30,131	Abu Dhabi Commercial Bank	57,667

2,443	Alliance Bank Malaysia Bhd.	2,709

5,506	AMMB Holdings Bhd.	5,473

66,814	Axis Bank Limited	519,075

405	B3 SA – Brasil Bolsa Balcao, (2)	2,938

140	Bajaj Finance Limited	3,996

13,661	Banco Bradesco SA, (2)	124,949

62,774	Banco Bradesco SA, (2)	622,214

62	Banco De Credito E Inversion	4,705

40,498	Banco do Brasil S.A, (2)	426,148

9,301	Banco Santander Brasil SA	101,632

90,948	Banco Santander Chile	7,612

138,859	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	204,568

481	Bancolombia SA	5,685

30,598	Bancolombia SA	362,746

3,498	Bank Central Asia TBK PT	5,557

8,340	Bank Danamon Indonesia TBK PT	3,986

171	Bank Handlowy w Warszawie SA	4,051

Shares	Description (1)	Value

	Financials (continued)

16,696	Bank Millennium SA, (2)	$40,742

6,224	Bank Negara Indonesia Persero TBK PT	3,601

2,119	Bank Pekao SA	70,699

53	Bank Zachodni WBK SA	5,618

230	Barclays Africa Group Limited	3,371

501	BNK Financial Group Inc.	4,902

359,343	Cathay Financial Holding Company Limited	649,785

1,533	Chailease Holding Co Ltd	5,648

278,213	CIMB Group Holdings BHD	510,548

1,381	Commercial International Bank Egypt SAE	7,379

864	Coronation Fund Managers Limited	5,134

227	DGB Financial Group Inc.	2,550

3,721	Dubai Islamic Bank PJSC	5,572

8,119	E.Sun Financial Holding Co Ltd	5,763

7,972	First Financial Holding Co.	5,497

110,380	Firstrand Limited	592,053

250,801	Fubon Financial Holding Co Ltd	432,321

74,581	Gentera SAB de CV	59,086

22,822	Grupo Financiero Banorte SAB de CV	142,117

124	Hyundai Marine & Fire Insurance Co Ltd	4,441

103,444	IDFC Bank Ltd	74,785

441	Industrial Bank of Korea	6,957

1,003	Investec PLC	7,912

45,854	Itau Unibanco Holding SA	670,646

1,648	Itausa-Investimentos Itau S.A	6,431

1,349	Kasikornbank PCL, (3)	8,356

11,958	KB Financial Group Inc.	685,202

97	Komercni Banka AS	4,198

266,696	Krung Thai Bank Public Company Limited, (3)	153,798

1,871	Malayan Banking BHD	5,141

1,127	mBank SA	138,119

15,054	MCB Bank Ltd, (2)	27,198

14,184	Mega Financial Holding Co Ltd	12,584

1,849	National Bank of Abu Dhabi PJSC	6,242

163	Nedbank Group Limited	3,884

3,780	OTP Bank PLC	165,344

10,716	PT Bank Mandiri	5,488

775,222	PT Bank Rakyat Indonesia	179,422

41,230	Public Bank Bhd	250,102

832	RMB Holdings Limited	5,224

Nushares ESG Emerging Markets Equity ETF (NUEM) (continued)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Financials (continued)

52,501	Rural Electrification Corp Ltd.	$100,298

137	Samsung Card Co	4,785

1,387	Samsung Fire & Marine Insurance Co Ltd	347,383

20,947	Sanlam Limited	132,910

9,007	Shinhan Financial Group Company Limited	401,838

21,281	Siam Commercial Bank PCL, (2)	88,334

27,384	Standard Bank Group Limited, (WI/DD)	470,126

10,747	Taishin Financial Holding Co Ltd	5,249

15,937	Taiwan Business Bank	4,913

659	The Commercial Bank QSC	6,543

781	Turkiye Garanti Bankasi A.S	1,769

20,749	Yes Bank Ltd	112,217

535,194	Yuanta Financial Holding Co Ltd	256,866
	Total Financials	9,372,802

	Health Care – 4.5%

2,066	3SBio, Inc., 144A	4,470

229,095	Alibaba Health Information Technology Ltd, (2)	115,887

6,505	Bangkok Dusit Medical Services PCL, (2), (3)	4,638

701	Bumrungrad Hospital PCL, (2), (3)	4,220

94,450	China Medical Systems Holdings, Limited	232,989

3,681	China Resources Pharmaceutical Group Ltd, 144A	5,094

2,072	CSPC Pharmaceuticasl Group Limited	5,333

8	Hanmi Pharm Co Ltd	3,490

50	Hanmi Science Co ltd	3,642

2,198	Hartalega Holdings Bhd	3,288

2,893	IHH Healthcare Bhd	4,483

958	Life Healthcare Group Holdings Ltd	2,264

329	Lupin Ltd	3,993

1,386	Netcare Limited	3,441

1,024	Odontoprev SA	4,413

105	Piramal Enterprises Ltd	4,087

36,343	PT Kalbe Farma Tbl	3,931

511	Qualicorp SA	3,568

263	Richter Gedoen NYRT	5,326

142,607	Shandong Weigao Group Medical Polymer Company Limited	87,945

36,828	Shangai Fosun Pharmaceutical Group Company Limited	201,543

53,049	Shanghai Pharmaceuticals Holding Company, Limited	145,664

288,555	Sihuan Pharmaceutical Holdings Group Ltd	70,225

225,852	Sino Biopharmaceutical Limited	480,582

90,765	Sinopharm Group Co Ltd	382,801

Shares	Description (1)	Value

	Health Care (continued)

20	Yuhan Corporation	$4,288
	Total Health Care	1,791,605

	Industrials – 7.9%

3,670	Aboitiz Equity Ventures Equity, Inc.	4,954

3,276	Air China Ltd-H	4,375

3,785	Airports of Thailand PCL, (2)	8,515

507	Aselsan Elektronik Sanayi Ve Ticaret AS	3,143

78,689	Ashok Leyland Ltd	193,775

400	Bidvest Group Limited	7,854

6,886	BTS Group Holdings PCL, (2), (3)	1,953

16,660	CCR SA	57,130

123,596	China Conch Venture Holdings Ltd	385,831

316,037	China South Locomotive and Rolling Stock Corporation Limited	281,074

3,721	China Southern Airlines Company Limited	4,030

1,078	CJ Corp.	164,014

300	Doosan Heavy Industries & Construction Co Ltd	5,028

10,897	DP World Ltd, (2)	242,458

10	Eicher Motors Ltd	4,673

8,033	Evergreen Marine Corp Taiwan Ltd	4,100

131,255	Far Eastern New Century Corp.	125,991

242	Grupo Aeroportuario del Sureste SA de CV	4,323

186	GS Engineering & Construction Corp.	7,105

2,479	HAP Seng Consolidated BHD	6,192

534	Havells India Limited	4,372

277	Hiwin Technologies Corporation	4,213

743	Hyundai Robotics Co Ltd, (2)	293,916

10,401	Jasa Marga Persero Tbk PT	3,267

217,891	JG Summit Holdings, Inc.	269,261

322	Latam Airlines Group S.A	4,953

2,864	LG Corp.	217,471

854	Localize Rent A Car SA	6,829

2,027	Malaysia Airport Holdings BHD	4,655

2,699	MISC Bhd	4,925

4,616	Samsung C&T Corporation	605,065

5,403	Siemens AG	91,124

123,443	Sime Darby Berhad	84,005

518	TAV Havalimanlari Holding AS	2,775

734	Turk Hava Yollari AO, (2)	3,017

2,798	Turk Sise ve Cam Fabrikalari SA	3,104

Nushares ESG Emerging Markets Equity ETF (NUEM) (continued)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Industrials (continued)

533	WEG SA	$2,717
	Total Industrials	3,122,187

	Information Technology – 25.1%

33,195	AAC Technologies Holdings Inc.	483,444

7,952	Acer Inc.	6,128

1,671	ASE Industrial Holding Co Ltd	4,535

451	Asustek Computer, Inc.	4,238

504,330	Au Optronic Corporation	211,370

1,854	Byd Electronic International Company Limited	2,849

391	Catcher Technology Co Limited	4,374

1,694	Chicony Electronics Co Ltd	4,191

463	Cielo SA	2,549

6,355	Compal Electronics Inc.	4,167

93,590	Delta Electronics Inc.	341,633

2,091	Delta Electronics Thailand PCL, (2), (3)	4,456

988,588	GCL-Poly Energy Holdings Limited, (2)	123,444

404	HCL Technologies Inc.	6,374

37,316	Infosys Ltd, (WI/DD)	670,922

681,385	Innolux Corporation	255,636

6,274	Inventec Corp.	4,782

548,426	Legend Holdings Limited	262,045

17,683	LG Display Company Limited	388,246

28	LG Innotek Company Limited	3,054

3,787	Lite-On Technology Corp.	5,024

3,314	Macronix International	5,326

653	MediaTek	7,504

1,952	Micro-Star International Co Ltd	6,162

10	NCsoft Corporation	3,371

931	NHN Corporation	624,124

2,175	Samsung Electronics	241,316

3,065	Samsung SDI Co, Ltd	526,593

255,140	Taiwan Semiconductor Manufacturing Company Limited	1,957,541

14,909	Tata Consultancy Services, (WI/DD)	788,341

675	Tech Mahindra Limited	6,769

53,053	Tencent Holdings Limited	2,643,100

70,872	TravelSky Technology Ltd.	208,600

1,094	Vakrangee Ltd	1,638

519	Win Semiconductors Corp, (2)	3,938

21,518	Wipro Limited	89,889

53,332	Wistron Corp.	42,721

Shares	Description (1)	Value

	Information Technology (continued)

412	Yageo Corp	$8,731
	Total Information Technology	9,959,125

	Materials – 7.5%

127	Anglo American Platinum Ltd	3,422

1,881	Asia Cement Corp.	2,019

355	Asian Paints Limited	6,389

284,271	China Molybdenum Co Ltd	216,601

36,161	Empresas CMPC SA	148,848

81,644	Eregli Demir ve Celik Fabrikalari TAS	204,047

207	Fibria Celulose S.A	4,084

607	Grupo Argos SA/Colombia	4,322

208	Hanwha Chemical Corp.	5,638

2,255	Industrias Penoles, S.A.B. de C.V.	47,183

10,631	KGHM Polska Miedz Spolka Akcyjna	284,120

914	Klabin SA	5,564

4,887	Kumba Iron Ore Ltd	105,125

120,467	Lee & Man Paper Manufacturing.	134,001

1,617	LG Chem Limited	545,031

256	LG Chem Limited	49,376

1,173	Lotte Chemical Corp.	454,681

121	Mondi Ltd	3,528

21,568	Nan Ya Plastics Corp.	59,485

124,446	Nine Dragons Paper Holdings Limited	187,741

25	OCI Company Limited	3,652

8,792	PhosAgro PJSC, GDR	126,781

4,068	Polyus PJSC, GDR	129,566

3,028	Press Metal Aluminum Holdings Bhd	3,728

1,669	PTT Global Chemical PCL, (2), (3)	5,183

782	Sappi Limited	5,005

392	Siam Cement Public Company	5,813

3,820	Sibanye Gold Limited, (2)	3,360

267,095	Sinopec Shanghai Petrochemical Co., Ltd	178,330

693	Suzano Papel e Celulose S.A	8,159

5,019	UPL Limited	55,048
	Total Materials	2,995,830

	Real Estate – 3.4%

2,735	Aldar Properties PJSC.	1,564

4,694	Ayala Land Inc.	3,701

694	Barwa Real Estate Company	6,738

Nushares ESG Emerging Markets Equity ETF (NUEM) (continued)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Real Estate (continued)

735	BR Malls Participacoes	$2,301

32,958	Bumi Serpong Damai PT	4,004

1,891	Central Pattana PCL, (2), (3)	4,838

90,023	China Vanke Co Ltd	375,084

4,569	DAMAC Properties Dubai Co PJSC	3,446

8,739	Emaar Malls PJSC	5,282

10,029	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,995

1,455	Ezdan Holding Group QSC.	4,480

3,659	Fibra Uno Administracion SA	6,033

2,566	Fortress REIT Ltd	3,577

476,863	Fullshare Holdings Ltd	261,877

1,193	Growthpoint Properties Ltd	2,781

294	Hyprop Investments Ltd	2,685

12,639	IOI Properties Group Bhd	5,025

112,174	Longfor Properties Company Limited	338,741

48,864	Megaworld Corporation	4,249

112	Multiplan Empreendimentos Imobiliarios SA	2,136

256	NEPI Rockcastle plc	2,822

6,766	Redefine Properties Ltd	6,493

599	Resilient REIT Ltd	3,251

2,656	Ruentex Development Co Ltd	3,200

3,500	Shanghai Lujiazui Finance & Trade Zone Development Co Ltd.	5,005

12,029	Sime Darby Property Bhd	4,599

229,493	Sino-Ocean Group Holding Ltd	160,827

60,993	SM Prime Holdings Inc.	40,368

154,334	SOHO China Ltd, (2)	79,642

5,552	SP Setia Bhd Group	4,514
	Total Real Estate	1,355,258

	Telecommunication Services – 4.8%

835	Advanced Info Service PCL, (2), (3)	5,503

9,572	Asia Pacific Telecom Co Ltd, (2)	2,847

206,543	Axiata Group Berhad	279,005

76,684	Bharti AirTel Limited	471,088

855	Bharti Infratel Limited	4,048

24,492	Chunghwa Telecom Co., Ltd	93,543

3,930	DiGi.com BHD	4,638

2,310	Far EasTone Telecommunications Co Ltd	6,121

135	Globe Telecom, Inc.	4,017

8,563	Hellenic Telecommunications Organization	124,667

109,742	Idea Cellular Ltd, (2)	113,787

Shares	Description (1)	Value

	Telecommunication Services (continued)

3,563	Maxis Bhd	$5,294

5,730	MTN Group Limited	57,485

2,726	O2 Czech Republic AS	37,389

3,150	Ooredoo QSC	68,520

2,695	Orange Polska SA, (2)	4,054

63,668	Orascom Telecom Holding SAE, (2)	18,300

1,725,366	PT Telekomunikasi Indonesia Persero Tbk	474,979

1,611	Taiwan Mobile Co Ltd	5,962

438	Telefonica Brasil SA	6,171

3,228	Telekom Malaysia BHD	4,360

19,989	Telkom SA Limited	90,980

19,686	True Corp PCL, (2)	4,741

723	Turkcell Iletism Hizmetleri SA	2,483

300	Vodacom Group Limited	3,748

21,530	XL Axiata Tbk Pt, (2)	3,281
	Total Telecommunication Services	1,897,011

	Utilities – 2.2%

6,044	Aboitiz Power Corp.	4,438

8,914	Aguas Andinas SA. Class A	5,945

421,858	Beijing Enterprises Water Group	247,259

241,911	China Longyuan Power Group Corporation	239,191

50,382	Companhia Energetica de Minas Gerais	122,210

1,299	EDP Energias do Brasil S.A	5,173

478	Engie Brasil Energia SA	5,070

244	Equatorial Energia SA	4,978

364,662	Huaneng Renewables Corp Ltd	163,089

1,016	Infraestructura Energitca Nova SAB de CV	4,458

976	Interconexion Electrica SA ESP	5,031

734	Manila Electric Co	4,567

1,228	Qatar Electricity and Water Company	66,779

769	Transmissora Alianca de Energia Eletrica SA	4,694

21,423	YTL Corp BHD.	7,917

6,044	YTL Power International Berhad	1,417
	Total Utilities	892,216
	Total Long-Term Investments (cost $38,611,731)	39,608,988

Nushares ESG Emerging Markets Equity ETF (NUEM) (continued)

Portfolio of Investments    April 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 0.2%

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.2%

$100	Federal Home Loan Bank, Discount Notes	0.000%	5/01/18	N/R	$100,000
	Total Short-Term Investments (cost $100,000)				100,000
	Total Investments (cost $38,711,731) – 100.0%				39,708,988
	Other Assets Less Liabilities – (0.0)%				(16,854)
	Net Assets – 100%				$39,692,134

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally transactions with qualified institutional buyers.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

Nushares ESG International Developed Markets Equity ETF (NUDM)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.5%

	COMMON STOCKS – 99.5%

	Consumer Discretionary – 12.0%

410	Adidas-Salomon AG	$101,004

2,061	Aisin Seiki Company Limited	111,879

9,675	Barratt Developments PLC	74,358

4,944	Bayerische Motoren Werke AG	552,355

1,655	Bayerische Motoren Werke AG	160,366

715	Benesse Holdings Inc.	26,071

162	Berkely Group Holdings	9,086

2,675	British Sky Broadcasting PLC	50,771

464	Cie Financierre Richemont	44,324

7,692	Compass Group PLC	165,275

7,652	Denso Corporation	402,512

816	Eutelsat Communications	17,687

295	Fast Retailing Company Limited	129,970

3,115	Hennes & Mauritz AB	53,379

21,329	Honda Motor Company Limited, (WI/DD)	734,259

4,743	Industria de Diseno Textil SA	147,732

3,281	ITV PLC	6,853

433	Kering	250,903

25,009	Kingfisher plc	104,647

176,383	Li and Fung Limited	89,222

12,488	Marks and Spencer Group PLC	49,485

29,718	Matsushita Electric Industrial Co., Ltd, (WI/DD)	443,224

143	Next PLC	10,352

2,181	Oriental Land Company Limited	217,552

15,395	Pearson PLC	176,801

347	Peugeot SA	8,561

2,799	Renault SA	303,817

3,488	Sekisui House, Ltd.	63,895

6,358	SES SA, ADR	98,326

38,122	Shangri-La Asia Ltd	74,901

7,498	Sony Corporation, (WI/DD)	370,018

688	Swatch Group AG.	61,614

8,161	Taylor Wimpey PLC	21,554

Nushares ESG International Developed Markets Equity ETF (NUDM) (continued)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Consumer Discretionary (continued)

7,602	TUI AG	$172,294

315	Vivendi Universal S.A	8,331

210	Whitbread PLC	12,383

9,326	WPP Group PLC	160,243
	Total Consumer Discretionary	5,486,004

	Consumer Staples – 11.1%

15,000	Aeon Corporation, Limited	299,863

10,609	Associated British Foods PLC	395,117

1,197	Casino Guichard-Perrachon S.A	62,129

6,473	Coca-Cola European Partners PLC	253,742

5,119	Coca-Cola HBC AG	172,318

7,418	Groupe Danone	601,289

2,467	Henkel AG and CO KGaA	294,337

30,798	J. Sainsbury PLC	131,077

335	Jeronimo Martins SGPS	5,885

2,163	KAO Corporation	155,270

808	Kerry Group PLC	82,491

10,765	Marine Harvest	234,688

16,001	Nestle SA	1,244,325

8,425	Orkla ASA	78,181

3,020	Reckitt and Benckiser	237,180

75,322	Tesco PLC	244,734

10,197	Unilever NV	572,678
	Total Consumer Staples	5,065,304

	Energy – 3.5%

7,867	Caltex Australia Limited	184,209

6,892	Enagas	201,012

20,512	John Wood Group PLC.	160,642

2,128	Koninklijke Vopak NV	105,156

3,866	Neste Oil OYJ	326,496

5,698	Showa Shell Sekiyu K.K	80,556

68,741	Snam Rete Gas S.p.A	330,966

11,017	Tenaris SA	207,248
	Total Energy	1,596,285

	Financials – 20.4%

2,822	3i Group PLC	36,599

43,061	Aegon N.V.	316,944

2,835	Allianz AG ORD Shares	672,924

22,347	Australia and New Zealand Banking Group Limited	452,754

Shares	Description (1)	Value

	Financials (continued)

12,345	AXA	$353,789

50,637	Banco Bilbao Vizcaya Argentaria S.A	411,739

9,510	Bank Hapoalim BM	65,182

8,492	Bank Leumi le-Israel B.M	50,274

8,512	BNP Paribas SA	657,983

71,353	BOC Hong Kong Holdings Limited	371,391

32,354	CaixaBank SA, (2)	157,885

11,386	CGNU PLC	82,960

5,110	CNP Assurances	131,134

19,936	Commerzbank AG, (2)	257,968

12,863	Commonwealth Bank of Australia	697,346

5,443	DBS Group Holdings Limited	126,779

3,004	Erste Group Bank AG	147,355

513	ForeningsSparbanken AB	11,204

4,458	Hang Seng Bank	113,378

12,705	Hong Kong Exchanges and Clearing Limited	416,364

1,484	ING Groep N.V	25,059

23,076	Intesa Sanpaolo, (2)	91,615

61,672	IntesaSanpaolo SpA	235,235

2,986	KBC Group NV	261,196

13,296	Mitsubishi UFJ Lease & Finance Co Ltd	84,691

8,433	Mitsui Sumitomo Insurance Company Limited	282,988

40	Muenchenener Rueckver AG	9,180

28,298	Natixis SA	232,900

176	NN Group NV	8,440

5,151	Old Mutual PLC	17,850

6,620	Prudential Corporation PLC	170,918

886	Sompo Japan Nipponkoa Holdings Inc., (WI/DD)	37,165

41,186	Standard Chartered PLC	435,100

3,832	Sumitomo Mitsui Trust Holdings	162,700

974	Swiss Re AG	93,140

7,487	Tokio Marine Holdings Inc.	353,875

39,527	UBS Group AG	669,631

27,774	Westpac Banking Corporation	600,443
	Total Financials	9,304,078

	Health Care – 9.9%

11,241	Al Noor Hospitals Group PLC	103,890

570	Alfresa Holdings Corporation	12,585

15,511	Astellas Pharma Inc.	227,580

12,428	AstraZeneca PLC	873,517

Nushares ESG International Developed Markets Equity ETF (NUDM) (continued)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Health Care (continued)

3,846	Chugai Pharmaceuticals Company	$203,152

90	Coloplast A/S	7,648

26,642	Convatec Group PLC, 144A	79,702

2,620	CSL Limited	336,922

620	Dainippon Pharmaceutical Company Limited	11,304

1,829	Eisai Co Ltd	122,769

728	Essilor International SA	99,435

238	H. Lundbeck A/S	13,855

20,096	Healthscope Limited	36,862

8,996	Koninklijke Philips Electronics NV	382,696

3,400	Kyowa Hakko Kirin Company Limited	73,764

47	Lonza AG	11,594

1,423	Merck KGaA	139,639

10,948	Novo Nordisk AS, Class B	518,049

2,146	Ramsay Health Care Limited	104,792

3,970	Roche Holdings AG	885,720

474	Sonic Healthcare Limited	8,451

877	Sysmex Corporation	77,582

2,370	UCB SA	179,709
	Total Health Care	4,511,217

	Industrials – 16.2%

14,970	ABB Limited	351,452

507	Abertis Infraestructuras S.A	11,185

461	Adecco Group	30,708

201	Aeroports de Paris	44,296

464	Atlas Copco AB, Class A Shares	18,262

6,188	Atlas Copco AB, Class B Shares	221,035

5,675	Bouygues SA	289,689

12,229	Brambles Limited	91,111

20,216	Capita PLC	53,336

18,508	CNH Industrial NV	228,980

8,267	Compagnie de Saint-Gobain	434,436

536	Daifuku Company Limited	28,802

4,137	Daikin Industries Limited	484,115

4,184	Deutsche Post AG	182,489

6,775	East Japan Railway Company, (WI/DD)	649,484

2,188	Edenred SA	75,341

1,243	Eiffage SA	148,227

9,440	Ferrovial SA	202,275

512	Fraport AG	49,735

Shares	Description (1)	Value

	Industrials (continued)

206	Hankyu Hanshin Holdings Inc.	$8,123

590	Hino Motors, Ltd	7,209

56	Hochteif AG	10,257

2,503	Intertek Group PLC	168,962

2,058	Kajima Corporation	19,842

17,997	Komatsu, Ltd	616,758

1,209	Meggitt PLC	7,866

44,945	MTR Corporation	253,409

164	Nippon Express Company Limited	12,395

9,716	Obayashi Corporation	112,055

96	Osram Licht AG	5,541

15,701	Reed Elsevier PLC	336,173

7,630	Rexel SA	118,459

10,377	Royal Mail PLC	83,070

1,290	Sandvik AB	22,132

6,970	Schneider Electric SE	633,944

6,431	Siemens AG	820,816

2,449	Sydney Airport	13,181

342	Tokyu Corporation	5,754

5,094	Transurban Group	44,604

1,934	Travis Perkins PLC	33,804

22,935	Volvo AB, Class B Shares	391,388

916	West Japan Railway Company	64,875

323	Wolseley PLC	24,825
	Total Industrials	7,410,400

	Information Technology – 6.3%

733	Amadeus IT Holding SA	53,757

2,256	ASML Lithography Holding NV	429,298

18,109	Ericsson LM, Class B Shares	139,188

22,563	Fujitsu Limited	137,306

2,742	Konica Minolta, Inc., (WI/DD)	23,555

8,145	Kyocera Corporation	520,893

1,474	Murata Manufacturing Company, Limited	186,565

669	Nintendo Co., Ltd., (WI/DD)	282,273

1,738	Nokia Oyj	10,453

1,176	Nomura Research Institute, Ltd	60,721

918	Omron Corporation	49,832

6,108	SAP SE	682,031

9,949	STMicroelectronics NV	217,809

Nushares ESG International Developed Markets Equity ETF (NUDM) (continued)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Information Technology (continued)

1,754	Yaskawa Electric Corporation	$71,651
	Total Information Technology	2,865,332

	Materials – 7.9%

81	AKZO Nobel NV	7,330

1,636	Amcor Limited	16,956

38,067	Asahi Kasei Corporation, (WI/DD)	524,432

8,276	Boliden AB	288,519

4,496	Boral Limited	23,349

1,164	Christian Hansen Holding A/S	105,931

188	Croda International PLC	11,551

1,861	Daicel Corporation	21,531

4,933	Evonik Industries AG	175,702

2,474	Hitachi Chemical Company, Ltd	54,397

6,513	Hitachi Metals Limited	74,757

131	Imerys SA.	11,966

774	Johnson Matthey PLC	35,116

5,405	K+S AG	159,405

1,287	Kaneka Corporation	12,714

1,039	Kansai Paint Company Limited	23,396

109	Koninklijke DSM NV	11,302

8,207	Kuraray Company Limited, (WI/DD)	136,652

6,615	Mondi PLC	184,592

2,223	Nitto Denko Corporation	165,570

190	Novozymes AS, Class B	8,981

1	Sika AG	7,304

6,142	Stora Enso Oyj, Class R Shares	121,960

47,331	Sumitomo Chemical Company, Limited	272,069

7,456	Sumitomo Metal Mining Company, Limited	320,112

382	Teijin Limited	7,195

30,460	Toray Industries Inc.	284,488

3,556	Umicore	198,750

4,548	UPM-Kymmene Corporation	163,088

3,463	Voestalpine AG	182,882
	Total Materials	3,611,997

	Real Estate – 3.8%

1,292	Azrieli Group Ltd	59,287

24,755	British Land Company PLC	229,264

67,865	Capitaland Limited	192,721

9,772	City Developments Limited	93,509

Shares	Description (1)	Value

	Real Estate (continued)

476	Daiwa House Industry Company Limited	$17,444

1,398	Deutsche Wohnen Ag	66,110

9,609	Hammerson PLC	72,660

18,779	Hysan Development Company	109,708

19,556	Land Securities Group PLC	266,230

12,449	Mitsubishi Estate Company Limited	227,819

10,638	Mitsui Fudosan Co., Ltd	273,326

896	SEGRO PLC	7,975

35,564	Swire Properties Ltd	126,654

2,179	UOL Group Ltd	14,499
	Total Real Estate	1,757,206

	Telecommunication Services – 4.7%

11,805	KDDI Corporation, (WI/DD)	316,850

14,060	NTT Mobile Communications	364,269

4,395	Orange S.A	80,261

117,798	Singapore Telecommunications Limited, (WI/DD)	313,167

6,531	Telenor ASA	144,950

50,722	Telstra Corporation Limited	121,754

275,911	Vodafone Group PLC	804,135
	Total Telecommunication Services	2,145,386

	Utilities – 3.7%

34,640	APA Group	218,336

1,999	Orsted Energy A/S, 144A	131,967

15,541	Mercury NZ Ltd	34,931

39,017	Meridian Energy Limited	80,825

64,646	National Grid PLC	750,431

12,984	Red Electrica Corporacion SA, (2)	271,076

20,692	United Utilities PLC	211,813
	Total Utilities	1,699,379
	Total Long-Term Investments (cost $44,426,637)	45,452,588
	Other Assets Less Liabilities – 0.5%	251,135
	Net Assets – 100%	$45,703,723

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally transactions with qualified institutional buyers.

ADR	American Depositary Receipt

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

Nushares ESG Large-Cap Growth ETF (NULG)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.8%

	COMMON STOCKS – 99.8%

	Consumer Discretionary – 22.9%

50	Aptiv PLC.	$4,229

138	Aramark Holdings Corporation	5,160

462	Booking Holdings Inc., (2)	1,006,236

82	CBS Corporation, Class B	4,034

15	Chipotle Mexican Grill, (2)	6,350

1,935	Expedia, Inc.	222,796

214	Hanesbrands Inc.	3,953

6,685	Hilton Worldwide Holdings Inc.	527,045

725	Liberty Broadband Corporation, Class C Shares, (2)	51,395

129	Liberty Media Group, Class-C Shares, (2)	3,808

166	Liberty Sirius Group, Class-A Shares, (2)	6,934

3,935	Liberty Sirius Group, Class-C Shares, (2)	163,932

1,038	Live Nation Inc., (2)	40,970

10,792	LKQ Corporation, (2)	334,768

8,605	Lowe’s Companies, Inc.	709,310

63	Lululemon Athletica Inc., (2)	6,287

73	Michael Kors Holdings Limited, (2)	4,995

3,482	NetFlix.com Inc., (2)	1,087,986

8,644	Nike, Inc., Class B	591,163

3,864	Ross Stores, Inc.	312,404

37,119	Sirius XM Holdings Inc.	234,963

14,137	Starbucks Corporation	813,867

1,570	Tesla Motors Inc., (2)	461,423

1,085	Tiffany & Co.	111,571

8,473	Time Warner Inc.	803,240

8,781	TJX Companies, Inc.	745,068

65	Tractor Supply Company	4,420

725	Ulta Beauty, Inc., (2)	181,910

348	Under Armour Inc., Class C Shares, (2)	5,342

313	Under Armour, Inc., (2)	5,559

55	Vail Resorts, Inc.	12,612

60	VF Corporation	4,852

10,411	Walt Disney Company	1,044,536

Shares	Description (1)	Value

	Consumer Discretionary (continued)

37	Wyndham Worldwide Corporation	$4,226

5,482	YUM! Brands, Inc.	477,482
	Total Consumer Discretionary	10,004,826

	Consumer Staples – 3.3%

90	Church & Dwight Company Inc.	4,158

32	Clorox Company	3,750

6,500	Colgate-Palmolive Company	423,995

5,409	Dr. Pepper Snapple Group	648,864

1,546	Estee Lauder Companies Inc., Class A	228,947

1,329	McCormick & Company, Incorporated	140,090
	Total Consumer Staples	1,449,804

	Energy – 2.5%

168	Baker Hughes a GE Co	6,066

7,035	Cheniere Energy Inc., (2)	409,156

9,708	Schlumberger Limited	665,580
	Total Energy	1,080,802

	Financials – 7.2%

2,262	American Express Co	223,373

1,434	BlackRock Inc.	747,831

14,741	Charles Schwab Corporation	820,779

47	Comerica Incorporated	4,445

47	First Republic Bank of San Francisco	4,365

2,241	Marsh & McLennan Companies, Inc.	182,642

639	Moody’s Corporation	103,646

5,513	Progressive Corporation	332,379

3,791	S&P Global, Inc.	714,983

32	Signature Bank, (2)	4,069

313	TD Ameritrade Holding Corporation	18,182
	Total Financials	3,156,694

	Health Care – 14.1%

8,317	AbbVie Inc.	803,006

63	Agilent Technologies, Inc.	4,142

2,436	Align Technology, Inc., (2)	608,635

2,925	Becton, Dickinson and Company	678,220

16	Biogen Inc., (2)	4,378

53	BioMarin Pharmaceutical Inc., (2)	4,426

13,085	Bristol-Myers Squibb Company	682,121

6,727	Celgene Corporation, (2)	585,922

4,610	Centene Corporation, (2)	500,554

Nushares ESG Large-Cap Growth ETF (NULG) (continued)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Health Care (continued)

314	Cooper Companies, Inc.	$71,815

3,284	Edwards Lifesciences Corp, (2)	418,250

1,265	HCA Holdings Inc.	121,111

64	Henry Schein Inc., (2)	4,864

115	Hologic Inc., (2)	4,461

2,541	Humana Inc.	747,511

2,237	Idexx Labs Inc., (2)	435,074

31	Jazz Pharmaceuticals, Inc., (2)	4,713

7	Mettler-Toledo International Inc., (2)	3,919

49	ResMed Inc.	4,637

74	Tesaro Inc., (2)	3,767

983	Varian Medical Systems, Inc., (2)	113,625

1,186	Vertex Pharmaceuticals Inc., (2)	181,648

22	Waters Corporation, (2)	4,145

2,376	Zoetis Incorporated	198,348
	Total Health Care	6,189,292

	Industrials – 9.6%

29	Acuity Brands Inc.	3,473

66	AGCO Corp	4,137

55	Allegion PLC	4,245

12	AMERCO	4,050

2,378	C.H. Robinson Worldwide, Inc.	218,847

5,083	Expeditors International of Washington, Inc.	324,600

103	Flowserve Corporation	4,574

4,646	Fortive Corporation	326,660

72	Fortune Brands Home & Security	3,938

6,209	IHS Markit Limited, (2)	305,048

2,099	Illinois Tool Works, Inc.	298,100

6,131	Ingersoll Rand Company Limited, Class A	514,330

36	Manpower Inc.	3,446

8,671	Masco Corporation	328,371

1,432	Rockwell Automation, Inc.	235,607

4,584	Rockwell Collins, Inc.	607,563

2,346	Roper Technologies, Inc.	619,790

84	Sensata Technologies Holding PLC	4,260

296	Smith AO Corporation	18,160

28	Snap-on Incorporated	4,067

64	Stanley Black & Decker Inc.	9,062

4,328	TransUnion	280,930

Shares	Description (1)	Value

	Industrials (continued)

32	WABCO Holdings Inc.	$4,128

808	Xylem Inc.	58,903
	Total Industrials	4,186,289

	Information Technology – 33.5%

5,523	Accenture Limited	835,078

4,452	Adobe Systems Incorporated, (2)	986,563

53	Analog Devices Inc.	4,630

21,083	Apple, Inc.	3,484,177

12,636	Applied Materials, Inc.	627,630

4,770	Autodesk, Inc., (2)	600,543

9,835	Cadence Design Systems, Inc., (2)	393,990

4,350	Citrix Systems	447,659

4,049	Intuit, Inc.	748,215

31	Lam Research Corporation	5,737

22,586	Microsoft Corporation	2,112,243

4,366	NVIDIA Corporation	981,913

7,262	Salesforce.com, Inc., (2)	878,629

5,821	Texas Instruments Incorporated	590,424

114	Trimble Navigation Limited, (2)	3,944

10,829	Visa Inc.	1,373,984

4,763	Workday Inc., Class A, (2)	594,613
	Total Information Technology	14,669,972

	Materials – 1.9%

39	Albemarle Corp	3,781

150	Axalta Coating Systems Ltd	4,635

2,715	Ball Corporation	108,844

4,815	Ecolab Inc.	697,068

216	PPG Industries, Inc.	22,870

106	Sealed Air Corporation	4,648
	Total Materials	841,846

	Real Estate – 2.9%

5,416	American Tower Corporation, REIT	738,526

34	Boston Properties, Inc.	4,128

129	CBRE Group Inc., (2)	5,845

402	Equinix Inc.	169,158

5,439	Prologis Inc.	353,045

216	UDR Inc.	7,808
	Total Real Estate	1,278,510

Nushares ESG Large-Cap Growth ETF (NULG) (continued)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Telecommunication Services – 1.9%

9,546	T-Mobile US Inc., (2)	$577,628

6,376	Zayo Group Holdings, Inc., (2)	231,449
	Total Telecommunication Services	809,077
	Total Long-Term Investments (cost $41,154,351)	43,667,112
	Other Assets Less Liabilities – 0.2%	90,899
	Net Assets – 100%	$43,758,011

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Nushares ESG Large-Cap Value ETF (NULV)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.8%

	COMMON STOCKS – 99.8%

	Consumer Discretionary – 4.9%

1,419	Aptiv PLC.	$120,019

1,676	Autoliv Inc.	224,668

52	Best Buy Co., Inc.	3,980

79	BorgWarner Inc.	3,866

29	Darden Restaurants, Inc.	2,693

160	Discovery Communications Inc., Class A Shares, (2)	3,784

3,869	Discovery Communications Inc., Class C Shares, (2)	85,969

114	Gap, Inc.	3,333

58	Garmin Limited	3,403

49	Genuine Parts Company	4,328

105	Goodyear Tire & Rubber Company	2,637

136	H & R Block Inc.	3,760

81	Harley-Davidson, Inc.	3,332

58	Kohl’s Corporation	3,603

62	Lennar Corporation, Class A	3,279

30	Liberty Broadband Corporation, Class C Shares, (2)	2,127

6,178	Liberty Global PLC Class C, (2)	179,780

95	Liberty Media Group, Class-C Shares, (2)	2,804

197	Mattel, Inc.	2,916

8,398	Newell Brands Inc.	232,037

2,690	Royal Caribbean Cruises Limited	291,031

77	Tapestry Inc.	4,140

7,925	Target Corporation	575,355

37	Tiffany & Co.	3,805

81	Toll Brothers Inc.	3,415

120	TripAdvisor Inc., (2)	4,490

52	VF Corporation	4,205

22	Whirlpool Corporation	3,409
	Total Consumer Discretionary	1,782,168

	Consumer Staples – 11.4%

89	Archer-Daniels-Midland Company	4,039

83	Campbell Soup Company	3,385

Nushares ESG Large-Cap Value ETF (NULV) (continued)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Consumer Staples (continued)

23,566	Coca-Cola Company	$1,018,287

257	Colgate-Palmolive Company	16,764

9,941	General Mills, Inc.	434,819

112	Hormel Foods Corporation	4,060

6,343	Kellogg Company	373,603

418	Kimberly-Clark Corporation	43,280

41	McCormick & Company, Incorporated	4,322

15,386	Mondelez International Inc.	607,747

6,556	PepsiCo, Inc.	661,763

13,904	Procter & Gamble Company	1,005,815
	Total Consumer Staples	4,177,884

	Energy – 7.8%

2,814	Baker Hughes a GE Co	101,614

764	National-Oilwell Varco Inc.	29,544

9,575	ONEOK, Inc.	576,606

9,394	Schlumberger Limited	644,053

6,939	Targa Resources Corporation	325,925

6,498	Valero Energy Corporation	720,823

17,254	Williams Companies Inc.	443,945
	Total Energy	2,842,510

	Financials – 23.0%

4,714	Ace Limited	639,548

108	AFLAC Incorporated	4,922

85	Allstate Corporation	8,315

135	Ally Financial Inc.	3,523

34	American Financial Group Inc.	3,849

10,837	American International Group, Inc.	606,872

26	Ameriprise Financial, Inc.	3,645

44	Arch Capital Group Limited, (2)	3,526

55	Arthur J. Gallagher & Co.	3,849

43	Assurant Inc.	3,991

75	Axis Capital Holdings	4,403

11,737	Bank New York Mellon	639,784

46,805	Bank of America Corporation	1,400,406

11,178	BB&T Corporation	590,198

6,331	Capital One Financial Corporation	573,715

71	CIT Group Inc.	3,759

9,836	Citizens Financial Group Inc.	408,096

3,509	CME Group, Inc.	553,299

Shares	Description (1)	Value

	Financials (continued)

41	Comerica Incorporated	$3,878

67	East West Bancorp Inc.	4,464

11,720	Fifth Third Bancorp.	388,752

262	Franklin Resources, Inc.	8,814

243	Huntington BancShares Inc.	3,623

113	Invesco LTD	3,274

25,936	KeyCorp.	516,645

50	Lincoln National Corporation	3,532

2,913	M&T Bank Corporation	530,952

10,820	New York Community Bancorp Inc.	128,542

193	People’s United Financial, Inc.	3,530

4,517	PNC Financial Services Group, Inc.	657,720

60	Principal Financial Group, Inc.	3,553

5,414	Prudential Financial, Inc.	575,616

42	Raymond James Financial Inc.	3,769

5,132	Regions Financial Corporation	95,968

24	Reinsurance Group of America Inc.	3,586

101	State Street Corporation	10,078

26	Travelers Companies, Inc.	3,422

76	Voya Financial Inc.	3,979

23	Willis Towers Watson PLC	3,416

87	XL Group Limited	4,836

78	Zions Bancorporation	4,270
	Total Financials	8,421,919

	Health Care – 13.5%

12,514	Abbott Laboratories	727,439

2,143	Agilent Technologies, Inc.	140,881

76	Alkermes PLC, (2)	3,365

3,960	Allergan PLC	608,454

31	Alnylam Pharmaceuticals, Inc., (2)	2,930

74	Amgen Inc.	12,912

2,380	Becton, Dickinson and Company	551,851

1,309	Cardinal Health, Inc.	83,999

3,236	Danaher Corporation	324,636

9,189	Eli Lilly and Company	744,952

101	Envision Healthcare Corporation, (2)	3,754

10,068	Gilead Sciences, Inc.	727,212

17,189	Merck & Company Inc.	1,011,916

44	Perrigo Company	3,438

36	Quest Diagnostics Incorporated	3,643

Nushares ESG Large-Cap Value ETF (NULV) (continued)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Health Care (continued)

43	Tesaro Inc., (2)	$2,189
	Total Health Care	4,953,571

	Industrials – 9.4%

4,947	Caterpillar Inc.	714,149

3,667	Deere & Company	496,255

7,126	Eaton PLC	534,664

76	Fastenal Company	3,799

86	Flowserve Corporation	3,819

15,310	Johnson Controls International PLC	518,550

19	L-3 Communications Holdings, Inc.	3,722

113	Nielsen Holdings PLC	3,554

4,249	Norfolk Southern Corporation	609,604

52	PACCAR Inc.	3,311

25	Parker Hannifin Corporation	4,115

15	W.W. Grainger, Inc.	4,220

6,612	Waste Management, Inc.	537,489
	Total Industrials	3,437,251

	Information Technology – 12.3%

16,813	Hewlett Packard Enterprise Co	286,662

22,642	HP Inc.	486,577

25,470	Intel Corporation	1,314,761

5,866	International Business Machines Corporation (IBM)	850,335

13,408	Microsoft Corporation	1,253,916

3,317	TE Connectivity Limited	304,335
	Total Information Technology	4,496,586

	Materials – 3.9%

83	Ball Corporation	3,327

27	International Flavors & Fragrances Inc.	3,814

2,615	International Paper Company	134,829

3,557	LyondellBasell Industries NV	376,082

189	Mosaic Company	5,094

1,954	Newmont Mining Corporation	76,773

2,741	PPG Industries, Inc.	290,217

3,558	Praxair, Inc.	542,666

57	WestRock Company	3,372
	Total Materials	1,436,174

	Real Estate – 2.9%

47	Boston Properties, Inc.	5,706

240	Brixmor Property Group Inc.	3,574

Shares	Description (1)	Value

	Real Estate (continued)

47	Camden Property Trust	$4,014

37	Digital Realty Trust Inc.	3,911

149	Duke Realty Corporation	4,038

26	Federal Realty Investment Trust	3,012

2,183	Health Care Property Investors Inc.	50,995

192	Host Hotels & Resorts Inc.	3,756

115	Iron Mountain Inc.	3,903

24	Jones Lang LaSalle Inc.	4,068

1,243	Kimco Realty Corporation	18,036

80	Liberty Property Trust	3,346

62	Macerich Company	3,572

44	Mid-America Apartment Communities	4,024

53	Regency Centers Corporation	3,119

83	UDR Inc.	3,000

7,748	Welltower Inc.	414,053

14,669	Weyerhaeuser Company	539,526
	Total Real Estate	1,075,653

	Telecommunication Services – 4.0%

19,335	CenturyLink Inc.	359,244

22,583	Verizon Communications Inc.	1,114,471
	Total Telecommunication Services	1,473,715

	Utilities – 6.7%

6,174	Consolidated Edison, Inc.	494,723

6,584	Edison International	431,384

7,922	Eversource Energy	477,300

165	NiSource Inc.	4,024

10,043	Public Service Enterprise Group Incorporated	523,742

4,521	Sempra Energy	505,448
	Total Utilities	2,436,621
	Total Long-Term Investments (cost $36,214,820)	36,534,052
	Other Assets Less Liabilities – 0.2%	61,050
	Net Assets – 100%	$36,595,102

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

See accompanying notes to financial statements.

Nushares ESG Mid-Cap Growth ETF (NUMG)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 99.9%

	Consumer Discretionary – 12.9%

3,032	Advance Auto Parts, Inc.	$347,012

17,151	Aramark Holdings Corporation	641,276

10,798	CarMax, Inc., (2)	674,875

17,046	Discovery Communications Inc., Class C Shares, (2)	378,762

3,043	Hasbro, Inc.	268,058

7,070	Liberty Broadband Corporation, Class C Shares, (2)	501,192

3,695	LKQ Corporation, (2)	114,619

4,407	Lululemon Athletica Inc., (2)	439,819

242	Tiffany & Co.	24,885

7,738	Tractor Supply Company	526,184

1,160	TripAdvisor Inc., (2)	43,407

18,486	Under Armour Inc., Class C Shares, (2)	283,760

24,145	Under Armour, Inc., (2)	428,815

2,940	Vail Resorts, Inc.	674,171
	Total Consumer Discretionary	5,346,835

	Consumer Staples – 4.1%

8,322	Dr. Pepper Snapple Group	998,307

6,583	McCormick & Company, Incorporated	693,914
	Total Consumer Staples	1,692,221

	Financials – 7.5%

44	Comerica Incorporated	4,162

12,607	E*Trade Group Inc., (2)	764,993

7,736	First Republic Bank of San Francisco	718,442

38	Signature Bank, (2)	4,832

2,903	SVB Financial Group, (2)	869,768

13,800	XL Group Limited	767,142
	Total Financials	3,129,339

	Health Care – 12.2%

3,672	Align Technology, Inc., (2)	917,449

2,920	Cooper Companies, Inc.	667,833

8,784	Henry Schein Inc., (2)	667,584

110	Hologic Inc., (2)	4,267

Shares	Description (1)	Value

	Health Care (continued)

4,692	Idexx Labs Inc., (2)	$912,547

559	Jazz Pharmaceuticals, Inc., (2)	84,990

1,064	Mettler-Toledo International Inc., (2)	595,766

8,543	ResMed Inc.	808,509

5,191	Tesaro Inc., (2)	264,274

835	Waters Corporation, (2)	157,322
	Total Health Care	5,080,541

	Industrials – 24.2%

3,605	Acuity Brands Inc.	431,771

8,695	AGCO Corp	545,003

1,116	AMERCO	376,672

7,100	C.H. Robinson Worldwide, Inc.	653,413

6,515	Expeditors International of Washington, Inc.	416,048

10,961	Fastenal Company	547,940

4,057	Flowserve Corporation	180,171

12,546	HD Supply Holdings Inc., (2)	485,656

1,227	Lennox International Inc.	237,265

3,511	Manpower Inc.	336,073

18,681	Masco Corporation	707,449

5,041	Middleby Corporation, (2)	634,359

11,863	Robert Half International Inc.	720,677

13,289	Sensata Technologies Holding PLC	674,018

4,355	Snap-on Incorporated	632,564

12,103	TransUnion	785,606

4,881	United Rentals Inc., (2)	732,150

4,483	WABCO Holdings Inc.	578,262

4,935	Xylem Inc.	359,761
	Total Industrials	10,034,858

	Information Technology – 27.1%

61,342	Advanced Micro Devices, Inc., (2)	667,401

11,355	Akamai Technologies, Inc., (2)	813,586

1,827	Arista Networks Inc., (2)	483,333

7,731	Broadridge Financial Solutions, Inc.	828,840

16,934	Cadence Design Systems, Inc., (2)	678,376

8,066	Citrix Systems	830,072

8,655	Cognex Corporation	400,294

11,868	CommScope Holding Company Inc., (2)	453,595

218	F5 Networks, Inc., (2)	35,554

240	Flextronics International LTD	3,120

Nushares ESG Mid-Cap Growth ETF (NUMG) (continued)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Information Technology (continued)

13,340	FLIR Systems Inc.	$714,357

8,185	Fortinet Inc., (2)	453,122

4,127	Gartner Inc., (2)	500,564

35	Henry Jack and Associates Inc.	4,182

11,154	Microchip Technology Incorporated	933,144

3,100	Red Hat, Inc., (2)	505,486

7,012	ServiceNow Inc., (2)	1,164,974

1,023	Skyworks Solutions Inc.	88,755

3,832	Splunk Inc., (2)	393,355

7,267	Take-Two Interactive Software, Inc., (2)	724,593

17,216	Trimble Navigation Limited, (2)	595,674
	Total Information Technology	11,272,377

	Materials – 6.4%

21,673	Axalta Coating Systems Ltd	669,696

9,077	FMC Corporation	723,709

4,360	International Flavors & Fragrances Inc.	615,894

14,904	Sealed Air Corporation	653,540
	Total Materials	2,662,839

	Real Estate – 3.9%

4,767	CBRE Group Inc., (2)	215,993

5,550	SBA Communications Corporation, (2)	889,276

14,580	UDR Inc.	527,067
	Total Real Estate	1,632,336

	Telecommunication Services – 1.6%

17,884	Zayo Group Holdings, Inc., (2)	649,189
	Total Long-Term Investments (cost $39,646,420)	41,500,535
	Other Assets Less Liabilities – 0.1%	53,732
	Net Assets – 100%	$41,554,267

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

See accompanying notes to financial statements.

Nushares ESG Mid-Cap Value ETF (NUMV)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.8%

	COMMON STOCKS – 99.8%

	Consumer Discretionary – 17.1%

6,080	Autoliv Inc.	$815,024

7,702	AutoNation Inc., (2)	355,755

12,056	Best Buy Co., Inc.	922,646

7,584	Darden Restaurants, Inc.	704,250

4,009	Discovery Communications Inc., Class A Shares, (2)	94,813

16,149	Discovery Communications Inc., Class C Shares, (2)	358,831

14,523	Gap, Inc.	424,653

11,584	Garmin Limited	679,633

13,432	Goodyear Tire & Rubber Company	337,278

29,198	Hanesbrands Inc.	539,287

147	Harley-Davidson, Inc.	6,046

110	Kohl’s Corporation	6,833

6,852	Liberty Broadband Corporation, Class C Shares, (2)	485,738

4,037	Mattel, Inc.	59,748

159	Nordstrom, Inc.	8,039

5,148	Tiffany & Co.	529,369

228	TripAdvisor Inc., (2)	8,532

5,084	Whirlpool Corporation	787,766
	Total Consumer Discretionary	7,124,241

	Consumer Staples – 5.0%

8,650	Bunge Limited	624,790

7,188	JM Smucker Company	820,007

6,192	McCormick & Company, Incorporated	652,699
	Total Consumer Staples	2,097,496

	Energy – 4.3%

30,170	TechnipFMC PLC	994,403

17,166	Targa Resources Corporation	806,287
	Total Energy	1,800,690

	Financials – 25.9%

30,939	Ally Financial Inc.	807,508

12,785	Arthur J. Gallagher & Co.	894,822

22,560	Citizens Financial Group Inc.	936,014

6,173	Comerica Incorporated	583,842

27,312	Fifth Third Bancorp.	905,939

Nushares ESG Mid-Cap Value ETF (NUMV) (continued)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Financials (continued)

815	Huntington BancShares Inc.	$12,152

18,275	Invesco LTD	529,427

12,968	Lincoln National Corporation	916,060

51,304	New York Community Bancorp Inc.	609,492

36,522	People’s United Financial, Inc.	667,987

16,496	Principal Financial Group, Inc.	976,893

9,378	Raymond James Financial Inc.	841,676

9,505	Regions Financial Corporation	177,744

15,567	Voya Financial Inc.	814,932

3,724	Zions Bancorporation	203,889

16,862	XL Group Limited	937,359
	Total Financials	10,815,736

	Health Care – 3.8%

12,356	DENTSPLY SIRONA Inc.	622,001

307	Envision Healthcare Corporation, (2)	11,411

8,267	Quest Diagnostics Incorporated	836,620

2,645	Tesaro Inc., (2)	134,657
	Total Health Care	1,604,689

	Industrials – 8.4%

7,706	C.H. Robinson Worldwide, Inc.	709,183

12,789	Fastenal Company	639,322

5,607	Flowserve Corporation	249,007

4,680	L-3 Communications Holdings, Inc.	916,718

4,379	Macquarie Infrastructure Corporation	165,964

2,901	W.W. Grainger, Inc.	816,196
	Total Industrials	3,496,390

	Information Technology – 6.8%

12,157	Juniper Networks Inc.	298,941

18,094	Marvell Technology Group Ltd.	362,966

8,060	Sabre Corporation	166,358

12,965	Seagate Technology	750,544

25,810	Western Union Company	509,747

23,484	Xerox Corporation	738,572
	Total Information Technology	2,827,128

	Materials – 7.2%

15,266	Ball Corporation	612,014

4,544	International Flavors & Fragrances Inc.	641,885

10,738	Mosaic Company	289,389

15,230	Newmont Mining Corporation	598,387

Shares	Description (1)	Value

	Materials (continued)

14,850	WestRock Company	$878,526
	Total Materials	3,020,201

	Real Estate – 11.0%

21,936	Brixmor Property Group Inc.	326,627

26,388	Duke Realty Corporation	715,115

2,898	Federal Realty Investment Trust	335,733

7,326	Host Hotels & Resorts Inc.	143,297

19,029	Iron Mountain Inc.	645,844

2,793	Jones Lang LaSalle Inc.	473,441

17,297	Liberty Property Trust	723,361

11,301	Regency Centers Corporation	665,064

14,930	UDR Inc.	539,719
	Total Real Estate	4,568,201

	Telecommunication Services – 1.7%

37,762	CenturyLink Inc.	701,618

	Utilities – 8.6%

19,944	CMS Energy Corporation	941,157

17,842	Eversource Energy	1,074,980

32,152	NiSource Inc.	784,187

9,906	Pinnacle West Capital Corporation	797,433
	Total Utilities	3,597,757
	Total Long-Term Investments (cost $40,524,699)	41,654,147
	Other Assets Less Liabilities – 0.2%	85,685
	Net Assets – 100%	$41,739,832

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

See accompanying notes to financial statements.

Nushares ESG Small-Cap ETF (NUSC)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.8%

	COMMON STOCKS – 99.8%

	Consumer Discretionary – 11.8%

1,329	Aaron Rents Inc.	$55,512

5,136	American Axle and Manufacturing Holdings Inc.	78,786

4,022	American Eagle Outfitters, Inc.	83,175

541	Asbury Automotive Group, Inc., (2)	36,274

719	At Home Group, Inc., (2)	25,302

1,488	Barnes & Noble Education, Inc., (2)	10,699

1,369	BBX Capital Corp	13,663

438	Big Lots, Inc.	18,593

749	BJ’s Restaurants, Inc.	41,832

513	Bright Horizons Family Solutions Inc., (2)	48,673

2,831	Brinker International Inc.	123,403

1,183	Buckle Inc.	27,268

191	Cable One, Inc.	121,308

843	Caleres Inc.	27,591

2,686	Callaway Golf Company	46,360

1,268	Camping World Holdings, Inc.	36,303

111	Capella Education Company	10,184

896	Century Communities, Inc., (2)	27,552

1,008	Cheesecake Factory Inc.	52,366

5,127	Cinemark Holdings Inc.	200,825

2,302	Clear Channel Outdoor Holdings Inc., Class A, (2)	11,050

777	Columbia Sportswear Company	64,499

896	Cooper-Standard Holdings Inc., (2)	110,925

599	Core-Mark Holding Company, Inc.	12,345

2,842	Crocs, Inc., (2)	44,904

1,472	Dave & Buster’s Entertainment Inc., (2)	62,545

891	Deckers Outdoor Corporation, (2)	83,095

690	Del Taco Restaurants, Inc., (2)	7,700

637	Denny’s Corporation, (2)	11,154

824	Dick’s Sporting Goods Inc.	27,266

337	Dillard’s, Inc., Class A	25,123

1,237	DineEquity Inc.	98,144

705	Dorman Products, Inc., (2)	45,303

1,707	DSW Inc.	38,066

Shares	Description (1)	Value

	Consumer Discretionary (continued)

2,927	Dunkin Brands Group Inc.	$178,430

508	Ethan Allen Interiors Inc.	11,201

513	Fiesta Restaurant Group, (2)	10,773

1,772	Finish Line, Inc.	24,046

1,437	Five Below, Incorporated, (2)	101,467

2,339	Foot Locker, Inc.	100,764

3,017	Fossil Group Inc., (2)	45,104

1,023	FTD Companies Inc., (2)	6,588

2,886	GameStop Corporation	39,394

1,030	Genesco Inc., (2)	44,033

7,807	Gentex Corporation	177,531

1,210	Gentherm Inc., (2)	40,898

4,767	GNC Holdings Inc.	16,923

67	Graham Holdings Company	40,404

692	Green Brick Partners, Inc., (2)	6,989

510	Group 1 Automotive Inc.	33,329

577	Helen of Troy Limited	51,440

856	Hemisphere Media Group Inc., (2)	9,330

732	Hibbett Sporting Goods, Inc., (2)	19,910

299	Hooker Furniture Corporation	11,287

4,018	Houghton Mifflin Harcourt Company, (2)	27,322

8,313	Hovnanian Enterprises Inc., (2)	16,709

3,359	ILG, Inc.	114,643

3,502	Imax Corporation, (2)	81,246

303	Intl Speedway Corporation	12,453

960	Irobot Corporation, (2)	56,026

923	Jack in the Box Inc., Term Loan	82,793

1,713	John Wiley and Sons Inc., Class A	112,972

4,832	KB Home	128,290

2,377	La Quinta Holdings Inc., (2)	46,447

1,022	La Z Boy Inc.	29,434

766	Lands’ End Inc., (2)	14,822

1,006	LGI Homes Inc., (2)	69,615

622	Lithia Motors Inc.	59,625

174	Loral Space & Communications, Inc., (2)	6,760

333	Marinemax Inc., (2)	7,193

644	Marriott Vacations World	78,961

409	MDC Holdings Inc.	11,865

1,124	Meritage Corporation, (2)	50,018

4,320	Michaels Cos Inc., (2)	80,438

Nushares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Consumer Discretionary (continued)

2,210	Modine Manufacturing Company	$38,012

610	Monro Muffler Brake, Inc.	34,130

325	Motorcar Parts of America, Inc., (2)	6,188

532	Movado Group Inc.	20,987

381	Murphy USA Inc., (2)	23,839

5,720	National CineMedia, Inc.	32,718

4,228	New York Times, Class A	99,147

1,007	Nutri System Inc.	29,203

13,557	Office Depot, Inc.	31,046

609	PICO Holdings, Inc., (2)	7,338

2,881	Pier 1 Imports, Inc.	6,425

3,301	Planet Fitness Inc., (2)	132,997

451	Pool Corporation	62,603

646	Red Robin Gourmet Burgers, Inc., (2)	40,278

2,047	Rent-A-Center Inc.	20,695

4,860	Sally Beauty Holdings Inc., (2)	84,029

1,605	Scholastic Corporation	66,447

2,731	Service Corporation International	99,709

2,924	ServiceMaster Global Holdings Inc., (2)	147,954

837	Shake Shack Inc., Class A Shares, (2)	39,850

370	Shoe Carnival, Inc.	9,017

281	Shutterfly, Inc., (2)	22,739

1,388	Signet Jewelers Limited	53,965

2,202	Six Flags Entertainment Corporation	139,254

527	Sleep Number Corporation, (2)	14,935

762	Sonic Corporation	19,743

841	Sothebys Holdings Inc.	44,405

1,980	Tailored Brands, Inc.	62,469

7,066	TEGNA, Inc.	68,328

1,659	Tempur Sealy International, Inc., (2)	74,240

2,140	Tenneco Inc.	95,637

10,130	The Wendy’s Company	169,576

283	Unifi Inc., (2)	8,380

1,346	Visteon Corporation, (2)	167,496

1,142	Wayfair Inc., Class A Shares, (2)	71,147

961	Weight Watcher’s International Inc.	67,318

1,446	Williams-Sonoma Inc.	69,119

3,027	Wolverine World Wide Inc.	90,689

444	Zumiez, Inc., (2)	10,390
	Total Consumer Discretionary	6,067,703

Shares	Description (1)	Value

	Consumer Staples – 4.1%

384	Andersons, Inc.	$12,538

27,516	Avon Products, Inc.	69,615

607	Casey’s General Stores, Inc.	58,636

8,022	Darling International Inc., (2)	137,497

6,552	Dean Foods Company	56,413

1,938	Edgewell Personal Care Co	85,369

425	Farmer Brothers Company	12,049

2,130	Fresh Del Monte Produce Inc.	104,690

1,317	Freshpet, Inc., (2)	26,077

3,478	Hain Celestial Group Inc., (2)	101,314

2,040	Herbalife, Limited	215,689

4,686	Lamb Weston Holding, Inc.	306,088

315	Medifast, Inc.	31,620

2,524	Performance Food Group Company, (2)	81,904

4,438	Pinnacle Foods Inc.	268,055

159	PriceSmart, Inc.	13,928

473	Seneca Foods Corporation, (2)	13,031

896	The Simply Good Foods Company, (2)	11,612

1,956	Smart & Final Stores, Inc., (2)	9,976

1,110	SpartanNash Co	20,180

3,664	Sprouts Farmers Market Inc., (2)	91,710

863	The Chef’s Warehouse Inc., (2)	20,928

3,026	Treehouse Foods Inc., (2)	116,501

1,748	United Natural Foods Inc., (2)	78,695

3,370	US Foods Holding Corporation, (2)	115,187

505	USANA Health Sciences, Inc., (2)	53,303

396	Weis Markets Inc.	18,224
	Total Consumer Staples	2,130,829

	Energy – 4.0%

5,590	Antero Resources Midstream Management LLC	96,260

4,687	Archrock Inc.	50,620

3,566	C&J Energy Services Inc., (2)	106,481

9,257	Clean Energy Fuels Corporation, (2)	14,904

2,413	Core Laboratories NV	295,472

5,960	Delek US Holdings Inc.	282,325

2,405	Dril Quip Inc., (2)	99,687

4,718	Enlink Midstream LLC	70,062

2,172	Exterran Corp., (2)	63,618

10,516	Fairmount Santrol Holdings Inc., (2)	57,838

5,187	Forum Energy Technologies Incorporated, (2)	65,356

Nushares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Energy (continued)

4,029	Franks International NV	$28,163

2,904	Green Plains Renewable Energy, Inc.	54,014

10,114	Helix Energy Solutions Group, (2)	78,080

3,326	Keane Group Inc., (2)	51,719

1,905	Matrix Service Company, (2)	29,337

17,445	McDermott International Inc., (2)	115,137

654	Natural Gas Services Group, (2)	15,761

597	NCS Multistage Holdings Inc., (2)	10,877

5,404	Newpark Resources Inc., (2)	56,742

5,486	Oceaneering International Inc.	116,523

3,681	Oil States International Inc., (2)	132,332

2,656	Renewable Energy Group Inc., (2)	34,262

803	RigNet, Inc., (2)	12,125

1,052	Select Energy Services Inc., (2)	15,833

40,652	Weatherford International PLC, (2)	119,923
	Total Energy	2,073,451

	Financials – 16.4%

1,334	Ameris Bancorp.	68,968

6,706	Apollo Commercial Real Estate Finance, Inc.	120,842

4,415	Aspen Insurance Holdings Limited	187,417

5,067	Associated Banc-Corp.	134,022

369	BancFirst Corporation	21,088

1,157	Bancorp, Inc., (2)	11,975

2,457	BancorpSouth Bank	81,204

490	Bank of Hawaii Corporation	41,263

3,048	Bank of the Ozarks, Inc.	142,646

5,279	BankUnited Inc.	209,101

688	Banner Corporation	39,491

454	Berkshire Hills Bancorp, Inc.	17,229

288	BOK Financial Corporation	28,996

511	Brookline Bancorp, Inc.	8,483

11,288	Brown & Brown Inc.	307,370

192	Carolina Financial Corporation	7,528

1,391	Cathay General Bancorp.	55,654

1,768	Chemical Financial Corporation	97,046

1,083	Cohen & Steers Inc.	43,428

1,434	Columbia Banking Systems Inc.	57,661

841	Commerce Bancshares Inc.	53,420

169	Community Trust Bancorp, Inc.	8,112

1,257	Crawford & Co	9,704

Shares	Description (1)	Value

	Financials (continued)

1,416	Cullen/Frost Bankers, Inc.	$162,061

1,839	CVB Financial	40,734

8,510	CYS Investments Inc.	61,017

1,928	Donnelley Financial Solutions, Inc., (2)	35,475

937	Evercore Partners Inc.	94,871

1,229	FactSet Research Systems Inc.	232,416

910	FCB Financial Holdings, Inc., Class A Shares, (2)	52,598

657	Federal Agricultural Mortgage Corporation	56,180

4,899	First American Corporation	250,388

255	First Busey Corporation	7,561

1,262	First Cash, Inc.	109,415

1,754	First Financial Bancorp.	54,286

1,470	First Financial Bankshares, Inc.	72,839

781	First Hawaiian, Inc.	21,517

778	First Interstate BancSystem Inc., Montana	31,509

329	First of Long Island Corporation	8,719

1,418	Flagstar Bancorp Inc., (2)	48,992

823	Flushing Financial Corporation	21,324

3,888	Fulton Financial Corporation	65,707

26,036	Genworth Financial Inc., Class A, (2)	71,859

1,762	Glacier Bancorp, Inc.	65,247

1,915	Granite Point Mortgage Trust Inc.	31,866

2,006	Great Western Bancorp Inc.	82,527

2,291	Green Dot Corporation, Class A Shares, (2)	139,316

316	Guaranty Bancorp.	9,006

2,980	Hancock Holding Company	145,573

584	Hanmi Financial Corporation	16,118

3,702	Hannon Armstrong Sustainable Infrastructure Capital Inc.	71,856

2,355	Hanover Insurance Group Inc.	270,472

362	Heartland Financial USA, Inc.	19,421

404	Heritage Financial Corporation	11,999

1,239	HomeStreet Inc.	31,595

2,832	Horace Mann Educators Corporation	126,590

581	Independent Bank Corporation	42,006

1,910	International Bancshares Corporation	76,018

688	INTL FCStone Inc., (2)	30,836

12,824	Investors Bancorp, Inc.	171,457

3,738	Janus Henderson Group PLC.	118,083

7,513	Ladenburg Thalmann Financial Services Inc., (2)	24,943

1,576	LegacyTexas Financial Group Inc.	64,726

Nushares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Financials (continued)

5,649	Legg Mason, Inc.	$224,265

859	Live Oak Bancshares Inc.	24,267

3,300	LPL Investments Holdings Inc.	199,881

1,418	MB Financial, Inc.	60,435

392	Meta Financial Group, Inc.	43,571

10,561	MGIC Investment Corporation, (2)	105,821

1,342	Morningstar, Inc.	145,714

915	MTGE Investment Corp.	16,607

408	National Bank Holdings Corporation	14,353

438	NBT Bancorp, Inc.	16,005

1,011	OceanFirst Financial Corporation	27,277

2,642	Old National Bancorp.	45,442

3,003	On Deck Capital, Inc., (2)	15,766

742	Opus Bank	20,924

3,148	Pacwest Bancorp.	161,304

190	Park National Corporation	20,497

254	Peoples Utah Bancorp.	8,090

2,540	Pinnacle Financial Partners, Inc.	162,687

2,583	PRA Group Inc., (2)	91,955

999	Prosperity Bancshares, Inc.	71,698

288	Sandy Spring Bancorp, Inc.	11,413

1,703	ServisFirst Bancshares Inc.	71,458

1,661	Simmons First National Corporation	50,162

542	South State Corporation	46,910

10,707	Starwood Property Trust Inc.	224,419

279	State Bank Financial Corporation	8,791

6,536	Sterling Bancorp.	155,230

639	Stewart Information Services Corporation	26,653

2,507	Synovus Financial Corp.	131,041

1,615	Texas Capital BancShares, Inc., (2)	159,320

684	TFS Financial Corporation	10,198

473	Tristate Capital Holdings Inc., (2)	11,825

490	Triumph Bancorp Inc., (2)	19,037

1,858	Trustmark Corporation	58,174

1,270	UMB Financial Corporation	97,257

5,602	Umpqua Holdings Corporation	131,983

977	Union Bankshares Corporation	36,940

2,030	Virtu Financial, Inc., Class A Shares	73,080

1,267	Walker & Dunlop Inc.	72,358

2,529	Washington Federal Inc.	80,296

Shares	Description (1)	Value

	Financials (continued)

3,047	Webster Financial Corporation	$183,399

331	Westamerica Bancorp.	18,473

2,259	Western Alliance Bancorporation, (2)	133,236

236	White Mountain Insurance Group	204,208

1,469	Wintrust Financial Corporation	131,402

687	WSFS Financial Corporation	34,419
	Total Financials	8,460,012

	Health Care – 13.1%

190	Abaxis, Inc.	12,648

1,057	Abiomed, Inc., (2)	318,099

3,317	Acadia Pharmaceuticals, Inc., (2)	52,442

1,214	Accelerate Diagnostics Inc., (2)	26,951

1,578	Acceleron Pharma Inc., (2)	55,088

3,841	Accuray, Inc., (2)	19,205

1,785	Aceto Corporation	4,498

1,917	Achaogen Inc., (2)	27,432

1,298	Aclaris Therapeutics Inc., (2)	23,040

2,363	Aduro Biotech, Inc., (2)	16,305

1,013	Aerie Pharmaceuticals Inc., (2)	51,866

1,402	Agios Pharmaceutical Inc., (2)	117,642

1,221	Akcea Therapeutics Inc., (2)	31,880

2,675	Alder Biopharmaceuticals Inc., (2)	37,985

5,578	Allscripts Healthcare Solutions Inc., (2)	64,816

1,306	Amedisys, Inc., (2)	86,314

751	American Renal Associates Holdings, Inc., (2)	11,002

5,594	Amicus Therapeutics, Inc., (2)	79,155

1,713	AMN Healthcare Services Inc., (2)	114,514

93	Analogic Corporation	7,728

662	AnaptysBio Inc., (2)	62,082

605	AngioDynamics, Inc., (2)	11,725

819	Assembly Biosciences Inc., (2)	35,610

1,046	Atara Biotherapeutics Inc., (2)	42,206

1,007	AthenaHealth Inc., (2)	123,327

404	AtriCure, Inc., (2)	8,981

950	AveXis, Incorporated, (2)	202,027

1,756	Bellicum Pharmaceuticals, Inc., (2)	11,748

6,436	BioCryst Pharmaceuticals, Inc., (2)	31,665

1,680	BioTelemetry Inc., (2)	64,176

1,002	Bluebird Bio Inc., (2)	170,490

8,603	Brookdale Senior Living Inc., (2)	62,286

Nushares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Health Care (continued)

4,309	Bruker Biosciences Corporation	$127,245

1,642	Capital Senior Living Corporation, (2)	19,294

453	Cardiovascular Systems, Inc., (2)	10,351

4,910	Catalent, Inc., (2)	201,850

7,215	Celldex Therapeutics, Inc., (2)	5,339

252	Chemed Corporation	77,671

676	Civitas Solutions Inc., (2)	9,633

2,451	Coherus Biosciences Inc., (2)	29,657

1,376	Collegium Pharmaceutical Inc., (2)	32,542

211	Computer Programs and Systems, Inc.	6,298

293	Corvel Corporation, (2)	14,372

1,053	Cross Country Healthcare, Inc., (2)	13,247

385	CryoLife Inc.	8,643

4,170	DepoMed, Inc., (2)	26,188

2,332	Diplomat Pharmacy, Inc., (2)	50,814

574	Eagle Pharmaceuticals Inc., (2)	29,854

2,407	Encompass Health Corporation.	146,394

3,702	Endologix, Inc., (2)	15,956

1,067	Ensign Group Inc.	29,737

672	Esperion Therapeutics Inc., (2)	47,047

2,489	FibroGen, Inc., (2)	113,125

1,396	Flexion Therapeutics Inc., (2)	34,788

513	G1 Therapeutics Inc., (2)	19,674

1,449	Genmark Diagnostics Inc., (2)	9,071

857	Glaukos Corporation, (2)	28,864

1,378	Global Blood Therapeutics Inc., (2)	60,839

2,483	Globus Medical Inc., Class A, (2)	127,105

852	Haemonetics Corporation, (2)	66,490

4,674	Halozyme Therapeutics, Inc., (2)	88,479

294	Heska Corporation, (2)	23,996

1,443	HMS Holdings Corporation, (2)	25,988

2,570	Insmed Incorporated, (2)	62,528

1,433	Intersect ENT, Inc., (2)	57,248

1,378	Intra-Cellular Therapies Inc., (2)	24,005

597	K2M Group Holdings Inc., (2)	11,403

967	Karyopharm Therapeutics Inc., (2)	12,648

3,633	Kindred Healthcare Inc.	32,334

325	LeMaitre Vascular, Inc.	10,221

1,033	LHC Group, Inc., (2)	76,876

2,795	Lifepoint Health Inc., (2)	133,881

Shares	Description (1)	Value

	Health Care (continued)

922	Ligand Pharmaceuticals, Inc., (2)	$142,772

906	Livanova PLC	80,435

679	Loxo Oncology Inc., (2)	85,493

779	Luminex Corporation	16,632

590	Magellan Health Services, Inc., (2)	49,472

2,290	Medax Inc., (2)	105,134

2,781	Medicines Company, (2)	83,680

1,398	Medidata Solutions, Inc., (2)	99,761

499	Meridian Bioscience, Inc.	7,285

1,544	Merit Medical Systems, Inc., (2)	74,884

6,381	MiMedx Group Inc., (2)	52,388

2,276	Minerva Neurosciences, Inc., (2)	14,908

948	MyoKardia Inc., (2)	46,831

734	Natera, Inc., (2)	8,169

437	National Research Corporation	14,290

4,316	NeoGenomics Inc., (2)	41,347

16,841	Opko Health Inc., (2)	51,197

2,756	OraSure Technologies, Inc., (2)	48,864

145	Orthofix International NV	8,848

2,350	Owens and Minor Inc.	38,188

1,491	Paratek Pharmaceuticals, Inc., (2)	15,954

1,683	Patterson Companies, Inc.	39,180

740	Penumbra Inc., (2)	92,019

3,502	Perkinelmer Inc.	256,907

2,567	Premier Inc., Class A, (2)	84,685

4,567	Progenics Pharmaceuticals, Inc., (2)	29,731

970	Prothena Corporation PLC	11,640

141	Providence Service Corporation, (2)	10,699

734	Quidel Corporation, (2)	41,618

926	RadNet, Inc., (2)	12,270

781	Reata Pharmaceuticals, Inc., (2)	20,650

1,440	Repligen Corporation, (2)	53,280

1,342	Revance Therapeutics Inc., (2)	37,509

889	Sage Therapeutics, Inc., (2)	127,945

1,633	Sarepta Therapeutics Inc., (2)	124,696

4,967	Select Medical Corporation	89,654

1,107	Spark Therapeutics, Inc., (2)	84,486

470	STAAR Surgical Company, (2)	7,638

763	Steris PLC	72,119

1,388	Surgery Partners Inc., (2)	22,208

Nushares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Health Care (continued)

329	Tactile Systems Technology, Incorporated, (2)	$11,452

1,498	Teladoc, Inc., (2)	64,414

3,019	Teligent, Inc., (2)	9,057

1,976	Theravance Biopharma Inc.	47,562

1,292	Tivity Health Inc., (2)	46,447

1,587	Ultragenyx Pharmaceutical Inc., (2)	80,683

110	US Physical Therapy, Inc.	10,038

1,150	Varex Imaging Corporation, (2)	41,389

1,354	Vocera Communications Incorporated, (2)	33,945

1,175	West Pharmaceutical Services Inc.	103,647

9,085	ZIOPHARM Oncology, Inc., (2)	38,339

967	Zogenix Inc., (2)	38,003
	Total Health Care	6,737,070

	Industrials – 14.8%

1,548	Aaon, Inc.	52,632

489	ABM Industries Inc.	15,223

2,485	Acco Brands Corporation	29,944

2,116	Actuant Corporation	49,832

2,593	Advanced Drainage Systems, Inc.	65,344

1,407	Aegion Corporation, (2)	31,925

1,268	Aerovironment, Inc., (2)	69,106

371	Alamo Group Inc.	40,613

4,956	Allison Transmission Holdings Inc.	193,234

1,106	ArcBest Corporation	35,503

669	Argan, Inc.	26,760

1,930	Armstrong World Industries Inc., (2)	108,080

1,249	Astronics Corporation, (2)	45,688

3,255	Avis Budget Group Inc., (2)	160,830

1,982	Axon Enterprise, Inc., (2)	83,204

2,560	Barnes Group Inc.	142,157

2,238	Beacon Roofing Supply Company, (2)	109,550

351	Brady Corporation	12,776

2,146	Briggs & Stratton Corporation	38,692

6,271	Builders FirstSource, Inc., (2)	114,320

1,461	Carlisle Companies Inc.	157,394

1,360	Chart Industries, Inc., (2)	77,166

4,150	Chicago Bridge & Iron Company N.V.	62,665

1,249	Clean Harbors, Inc., (2)	57,204

901	Comfort Systems USA Inc.	38,022

3,694	Copart Inc., (2)	188,690

Shares	Description (1)	Value

	Industrials (continued)

962	Cubic Corporation	$59,404

1,465	Curtiss Wright Corporation	187,579

3,361	Donaldson Company, Inc.	148,758

297	Dun and Bradstreet Inc.	34,247

1,009	Echo Global Logistics, Inc., (2)	27,546

1,465	Emcor Group Inc.	107,809

1,072	EnerSys	73,496

963	ESCO Technologies Inc.	53,784

2,241	Essendant Inc.	16,673

1,322	Esterline Technologies Corporation, (2)	94,986

95	Exponent, Inc.	8,208

1,794	Franklin Electric Company, Inc.	73,554

2,281	GATX Corporation	148,812

2,379	Generac Holdings Inc., (2)	107,079

2,111	Genesee & Wyoming Inc., (2)	150,303

1,291	Granite Construction Inc.	67,623

3,555	Great Lakes Dredge & Dock Corporation	16,353

1,245	Healthcare Services Group, Inc.	48,094

289	Heidrick & Struggles International, Inc.	10,881

2,740	Hertz Global Holdings, Inc., (2)	60,006

2,355	Hexcel Corporation	156,537

2,097	Hillenbrand Inc.	97,196

1,055	HNI Corporation	35,226

1,199	Hub Group, Inc., (2)	52,696

1,152	Hubbell Inc.	119,647

395	Huron Consulting Group, Inc., (2)	14,793

292	Hyster-Yale Materials Handling Inc.	20,790

281	ICF International, Inc.	18,855

902	Insperity Inc.	72,386

1,398	Interface, Inc.	30,756

1,916	ITT, Inc.	93,673

2,409	KAR Auction Services Inc.	125,244

394	Kelly Services, Inc.	11,528

2,885	Keyw Holding Corporation, (2)	22,330

445	KForce Inc.	11,815

1,081	Knoll Inc.	20,615

226	Korn Ferry International	12,082

117	Lindsay Manufacturing Company	10,280

912	Matthews International Corporation	44,825

239	McGrath Rentcorp.	14,084

Nushares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Industrials (continued)

2,340	Mercury Computer Systems Inc., (2)	$75,067

5,639	Meritor Inc., (2)	109,791

1,234	Miller (Herman) Inc.	37,884

1,253	Mobile Mini, Inc.	52,626

540	MSA Safety Inc.	46,894

427	MYR Group Inc., (2)	12,810

797	Navigant Consulting Inc., (2)	17,048

2,797	Navistar International Corporation, (2)	97,364

1,712	Nexeo Solutions, Incorporated, (2)	17,445

1,505	On Assignment Inc., (2)	121,348

2,226	Oshkosh Truck Corporation	160,628

5,113	Pitney Bowes Inc.	52,255

9,543	Plug Power Inc., (2)	17,464

1,009	Proto Labs Incorporated, (2)	120,222

1,424	Quad Graphics Inc.	35,187

5,551	Quanta Services Incorporated, (2)	180,408

3,627	R.R. Donnelley & Sons Company	30,648

1,215	Raven Industries, Inc.	44,469

1,654	Regal-Beloit Corporation	117,765

3,045	Ryder System, Inc.	205,324

1,455	SiteOne Landscape Supply, Inc., (2)	99,668

475	SP Plus Corporation, (2)	16,696

864	Spartan Motors, Inc.	15,422

2,493	Steelcase Inc.	33,032

5,082	Sunrun Inc., (2)	46,856

1,141	Team, Inc., (2)	19,340

1,087	Teledyne Technologies Inc., (2)	203,367

397	Tennant Company	29,378

1,500	Tetra Tech, Inc.	72,600

3,199	Toro Company	186,790

1,700	TriMas Corporation, (2)	46,070

1,862	TriNet Group Inc., (2)	96,172

966	TrueBlue Inc., (2)	25,744

716	Valmont Industries, Inc.	101,744

842	Veritiv Corporation, (2)	32,038

240	Viad Corporation	12,180

3,415	Wabash National Corporation	68,505

1,074	WageWorks, Incorporated, (2)	44,732

453	Watts Water Technologies, Inc.	33,749

4,883	Welbilt Incorporation, (2)	93,558

Shares	Description (1)	Value

	Industrials (continued)

3,579	Wesco Aircraft Holdings Inc., (2)	$36,148

1,839	WESCO International Inc., (2)	109,512

2,072	Woodward Governor Company	149,060
	Total Industrials	7,612,115

	Information Technology – 16.2%

3,250	ACI Worldwide, Inc., (2)	75,563

2,752	ANGI Homeservices, Inc., (2)	36,767

2,786	Arris International PLC, (2)	75,222

489	AVX Group	7,218

150	Badger Meter Inc.	6,368

691	Belden Inc.	42,566

388	Benchmark Electronics Inc.	10,204

1,143	BenefitFocus Inc., (2)	34,519

3,681	Black Knight, Inc., (2)	179,081

1,813	Blackbaud, Inc.	190,292

929	BlackLine, Inc., (2)	38,461

5,179	Booz Allen Hamilton Holding	205,244

4,183	Brooks Automation Inc.	104,073

314	CalAmp Corporation, (2)	6,202

214	Cass Information Systems, Inc.	12,943

1,455	ChannelAdvisor Corporation, (2)	19,352

3,056	Ciena Corporation, (2)	78,692

2,927	Cirrus Logic Inc., (2)	106,748

591	Coherent Inc., (2)	99,418

9,389	Conduent, Inc., (2)	182,710

323	Control4 Corporation, (2)	6,731

862	Cray, Inc., (2)	20,559

4,251	Cree, Inc., (2)	158,647

801	CSG Systems International Inc.	34,275

287	CTS Corporation	8,596

2,772	Diebold Inc.	42,550

545	Dolby Laboratories, Inc.	32,602

220	Echostar Holding Corporation, Class A, (2)	11,559

1,249	Electro Scientific Industries Inc.	22,482

7,343	Entegris Inc.	236,445

286	ePlus, Inc., (2)	22,837

5,195	Etsy, Inc., (2)	155,538

833	Exlservice Holdings, Inc., (2)	48,156

1,164	Fabrinet	32,836

695	Fair Isaac Corporation	120,360

Nushares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Information Technology (continued)

129	FARO Technologies, Inc., (2)	$6,515

3,300	Finisar Corporation, (2)	51,414

2,422	First Solar Inc., (2)	171,744

2,986	Five9, Inc., (2)	87,699

4,081	Gogo Inc., (2)	38,443

1,442	Ichor Holdings Ltd	31,868

3,463	Infinera Corporation, (2)	40,586

512	Insight Enterprises Inc., (2)	18,150

752	Interdigital Inc.	55,986

2,833	Kemet Corporation, (2)	48,784

1,911	Keysight Technologies, Inc., (2)	98,760

6,537	Limelight Networks Inc., (2)	33,731

555	Littelfuse Inc.	103,741

2,926	Liveperson, Inc., (2)	49,157

2,234	LogMeIn Inc.	246,187

1,589	Lumentum Holdings Inc., (2)	80,165

2,055	Manhattan Associates Inc., (2)	88,488

1,964	Mellanox Technologies, Limited	154,370

349	Methode Electronics, Inc.	13,925

2,156	MINDBODY, Inc., Class A Shares, (2)	85,485

2,122	Moneygram International Inc., (2)	18,546

144	MTS Systems Corporation	7,315

1,701	Nanometrics Inc., (2)	42,219

1,000	National Instruments Corporation	40,890

1,739	NCR Corporation, (2)	53,509

464	Netgear, Inc., (2)	25,659

1,653	NetScout Systems, Inc., (2)	44,879

2,388	New Relic, Inc., (2)	166,897

995	Novanta, Inc., (2)	58,506

3,301	Nutanix, Inc., (2)	166,998

321	NVE Corporation	27,147

4,735	Oclaro Inc., (2)	37,501

13,795	ON Semiconductor Corporation, (2)	304,594

149	OSI Systems Inc., (2)	9,539

3,557	Parametric Technology Corporation, (2)	292,919

1,711	Paycom Software Inc., (2)	195,413

1,483	Paylocity Holding Corporation, (2)	81,016

427	Perficient, Inc., (2)	10,560

136	Plantronics Inc.	8,860

221	Plexus Corporation, (2)	12,120

Shares	Description (1)	Value

	Information Technology (continued)

1,549	Power Integrations Inc.	$105,022

3,668	Quotient Technology Inc., (2)	49,151

1,438	Qualys Incorporated, (2)	110,654

5,504	Rambus Inc., (2)	74,304

856	Rapid7 Inc., (2)	24,173

1,167	Ribbon Communications Inc., (2)	6,792

2,724	RingCentral Inc., Class A, (2)	182,644

507	Rogers Corporation, (2)	54,097

1,512	Sanmina-SCI Corporation, (2)	44,604

1,575	Science Applications International Corporation	135,119

1,902	ServiceSource International Inc., (2)	7,209

2,077	Silicon Laboratories Inc., (2)	192,953

1,715	SolarEdge Technologies, Inc., (2)	90,295

829	SPS Commerce Inc., (2)	56,845

861	Sykes Enterprises Inc., (2)	24,762

515	SYNNEX Corporation	51,588

1,761	Tableau Software Inc., Class A, (2)	149,773

777	Tech Data Corporation, (2)	59,246

2,735	Teradata Corporation, (2)	111,916

6,474	TiVo, Inc.	91,607

9,097	Travelport Worldwide Limited	155,923

960	TTEC Holdings, Inc.	30,720

2,769	TTM Technologies, Inc., (2)	38,600

2,058	Twilio, Inc., (2)	86,868

604	Ultimate Software Group, Inc., (2)	144,912

856	Universal Display Corporation	75,371

693	Vasco Data Security International, Inc., (2)	10,742

1,584	VeriFone Holdings Inc., (2)	36,448

1,411	Virtusa Corporation, (2)	67,926

2,803	Vishay Intertechnology Inc.	49,473

1,341	WEX, Inc., (2)	217,135

529	Workiva Inc., (2)	11,903

2,255	Yext Inc., (2)	30,082

1,211	Zebra Technologies Corporation, Class A, (2)	163,279
	Total Information Technology	8,318,237

	Materials – 5.6%

714	AptarGroup Inc.	66,759

1,989	Bemis Company, Inc.	86,064

3,301	Berry Plastics Corporation, (2)	181,555

1,701	Boise Cascade Company	70,762

Nushares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Materials (continued)

482	Clearwater Paper Corporation, (2)	$11,399

2,539	Compass Minerals International, Inc.	170,875

1,965	Domtar Corporation	86,264

5,519	Ferro Corporation	121,473

1,151	Glatfelter	24,044

137	Greif , Inc., Class B Shares	8,624

1,156	Greif Inc.	67,649

3,019	H.B. Fuller Company	149,350

802	Innospec, Inc.	58,305

3,080	KapStone Paper and Packaging Corp.	106,014

3,573	Louisiana-Pacific Corporation	101,223

1,484	Materion Corporation	75,313

2,432	Minerals Technologies Inc.	167,930

495	Myers Industries, Inc.	11,534

108	Neenah Paper, Inc.	8,424

3,614	PolyOne Corporation	151,246

3,588	Reliance Steel & Aluminum Company	315,455

2,040	Royal Gold, Inc.	181,152

1,260	Ryerson Holding Corporation, (2)	12,663

1,935	Schnitzer Steel Industries, Inc.	56,986

2,171	Scotts Miracle Gro Company	181,452

1,909	Sensient Technologies Corporation	127,235

973	Sonoco Products Company	49,973

1,164	Stepan Company	81,852

2,189	Trinseo SA	159,688
	Total Materials	2,891,263

	Real Estate – 9.3%

760	Alexander & Baldwin Inc.	17,404

870	Altisource Portfolio Solutions SA	23,821

4,237	American Campus Communities Inc.	165,709

3,682	Apartment Investment & Management Company, Class A	149,489

4,963	Brandywine Realty Trust	79,954

705	CatchMark Timber Trust Inc., Class A	9,193

12,790	CBL & Associates Properties Inc.	53,462

459	Chatham Lodging Trust	8,744

1,522	Chesapeake Lodging Trust	44,960

1,606	Coresite Realty Corporation	167,185

3,752	Corporate Office Properties	103,218

5,718	Cousins Properties, Inc.	50,833

3,561	CyrusOne Inc.	190,834

Shares	Description (1)	Value

	Real Estate (continued)

2,039	DCT Industrial Trust Inc.	$133,697

6,844	DiamondRock Hospitality Company	75,626

4,031	Douglas Emmett Inc.	150,235

433	Easterly Government Properties, Inc.	8,924

2,782	Education Realty Trust Inc.	91,556

3,494	First Industrial Realty Trust, Inc.	108,698

4,854	Forest City Realty Trust Inc.	97,371

1,902	Four Corners Property Trust, Inc.	43,099

4,715	Franklin Street Properties Corporation	36,683

4,760	Gaming and Leisure Properties Inc.	163,125

2,294	Government Properties Income Trust	28,652

4,795	Gramercy Property Trust	112,683

1,199	HFF Inc., Class A Shares, (2)	42,133

4,101	Hospitality Properties Trust	102,033

1,202	Howard Hughes Corporation, (2)	162,631

2,987	Hudson Pacific Properties Inc.	98,183

3,110	iStar Inc., (2)	31,535

2,377	JBG Smith Properties	87,640

8,175	Kennedy-Wilson Holdings Inc.	154,916

2,076	Kilroy Realty Corporation	148,787

360	Marcus & Millichap Inc., (2)	12,298

5,214	MGM Growth Properties LLC	145,836

289	National Health Investors Inc.	19,730

1,517	Northstar Realty Europe Corporation	21,997

7,819	Paramount Group Inc.	112,203

3,170	Park Hotels & Resorts, Inc.	91,233

3,173	Piedmont Office Realty Trust	56,860

2,147	Potlatch Corporation	111,322

2,134	QTS Realty Trust Inc., Class A Shares	75,522

588	Rayonier Inc.	21,868

5,710	Realogy Holdings Corporation	141,665

3,283	Rexford Industrial Realty Inc.	100,296

7,277	RLJ Lodging Trust	151,143

6,689	Sabra Health Care Real Estate Investment Trust Inc.	122,476

2,815	Select Income REIT	53,372

7,447	Senior Housing Properties Trust	115,950

520	St Joe Company, (2)	8,970

6,704	Sunstone Hotel Investors Inc.	104,582

359	Tejon Ranch Company, (2)	8,734

243	The RMR Group Inc.	18,079

Nushares ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments    April 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Real Estate (continued)

1,712	Tier REIT, Inc.	$32,545

7,637	Uniti Group, Inc.	137,619

13,063	Washington Prime Group, Inc.	84,518

1,305	Washington Real Estate Investment Trust	37,480

640	WP Carey Inc.	40,864
	Total Real Estate	4,770,175

	Telecommunication Services – 0.8%

1,827	Boingo Wireless Inc., (2)	42,861

2,710	Cincinnati Bell Inc., (2)	41,057

4,763	Consolidated Communications Holdings, Inc.	53,822

31,501	Globalstar, Inc. (2)	19,266

910	IDT Corporation	4,932

5,867	Iridium Communications Inc., (2)	69,817

2,190	Orbcomm, Inc., (2)	19,754

1,737	Shenandoah Telecommunications Company	65,572

8,240	Vonage Holdings Corporation, (2)	92,123
	Total Telecommunication Services	409,204

	Utilities – 3.7%

2,066	8point3 Energy Partners LP	24,999

8,822	Aqua America Inc.	310,091

1,019	Chesapeake Utilities Corporation	77,444

5,356	New Jersey Resources Corporation	221,471

3,553	NextEra Energy Partners LP	148,054

3,025	One Gas Inc.	210,903

2,673	Ormat Technologies Inc.	154,767

5,846	Pattern Energy Group Inc.	106,280

2,092	Southwest Gas Holdings, Inc.	152,695

791	Spark Energy, Inc.	9,848

3,287	Spire, Inc.	237,157

2,798	TerraForm Power, Inc., (2)	31,198

2,408	WGL Holdings Inc.	204,921
	Total Utilities	1,889,828
	Total Common Stocks (cost $49,162,739)	51,359,887

Shares	Description (1)	Value

	COMMON STOCK RIGHTS – 0.0%

1,243	Newstar Financial, Inc., (3)	$612
	Total Common Stock Rights (cost $-)	612
	Total Long-Term Investments (cost $49,162,739)	51,360,499
	Other Assets Less Liabilities – 0.2%	79,117
	Net Assets – 100%	$51,439,616

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

REIT	Real Estate Investment Trust.

See accompanying notes to financial statements.

Statement of Assets and Liabilities

April 30, 2018

(Unaudited)

	NUEM	NUDM	NULG	NULV	NUMG	NUMV	NUSC
Assets
Long-term investments, at value (cost $38,611,731, $44,426,637, $41,154,351, $36,214,820, $39,646,420, $40,524,699 and $49,162,739, respectively)	$39,608,988	$45,452,588	$43,667,112	$36,534,052	$41,500,535	$41,654,147	$51,360,499
Short-term investments, at value (cost approximates value)	100,000	—	—	—	—	—	—
Cash	9,641	87,852	67,202	56,372	57,216	40,706	76,398
Cash denominated in foreign currencies (cost $8,597, $17,186, $—, $—, $—, $— and $—, respectively)	8,596	17,183	—	—	—	—	—
Receivable for:
Dividends	21,830	160,646	30,526	57,103	9,796	58,352	18,759
Investments sold	4,753	—	—	—	—	—	—
Reclaims	596	27,576	1,489	8	10	—	20
Shares sold	—	—	3,539	—	—	—	—
Total assets	39,754,404	45,745,845	43,769,868	36,647,535	41,567,557	41,753,205	51,455,676
Liabilities
Payable for investments purchased	47,693	27,588	—	42,379	—	—	—
Accrued expenses:
Management fees	14,424	14,381	11,775	9,971	13,208	13,291	15,900
Professional fees	74	74	38	39	38	38	74
Trustees fees	79	79	44	44	44	44	86
Total liabilities	62,270	42,122	11,857	52,433	13,290	13,373	16,060
Net assets	$39,692,134	$45,703,723	$43,758,011	$36,595,102	$41,554,267	$41,739,832	$51,439,616
Shares outstanding	1,400,000	1,700,000	1,350,000	1,300,000	1,400,000	1,500,000	1,800,000
Net asset value (“NAV”) per share	$28.35	$26.88	$32.41	$28.15	$29.68	$27.83	$28.58
Net assets consist of:
Capital paid-in	$38,208,557	$44,234,649	$40,015,739	$34,697,915	$39,080,065	$40,235,435	$48,564,275
Undistributed (Over-distribution of) net investment income	112,820	341,727	88,427	251,871	22,862	269,939	91,445
Accumulated net realized gain (loss)	373,877	105,451	1,141,084	1,326,084	597,225	105,010	586,136
Net unrealized appreciation (depreciation)	996,880	1,021,896	2,512,761	319,232	1,854,115	1,129,448	2,197,760
Net assets	$39,692,134	$45,703,723	$43,758,011	$36,595,102	$41,554,267	$41,739,832	$51,439,616
Authorized shares	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$0.01	$0.01	$0.01	$0.01	$0.01	$0.01	$0.01

See accompanying notes to financial statements.

Statement of Operations

Six Months Ended April 30, 2018

(Unaudited)

	NUEM	NUDM	NULG	NULV	NUMG	NUMV	NUSC
Investment Income	$386,058	$570,756	$212,847	$498,758	$129,406	$477,577	$294,990
Foreign tax withheld on dividend income	(46,797)	(53,354)	—	—	—	—	(345)
Total Investment Income	339,261	517,402	212,847	498,758	129,406	477,577	294,645
Expenses
Management fees	85,013	78,528	68,673	62,199	76,591	74,613	84,822
Professional fees	162	128	180	225	175	160	311
Trustees fees	361	365	346	385	329	314	453
Total expenses	85,536	79,021	69,199	62,809	77,095	75,087	85,586
Net investment income (loss)	253,725	438,381	143,648	435,949	52,311	402,490	209,059
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments and foreign currency	375,747	105,876	407,018	191,255	376,700	108,361	595,720
In-kind redemptions	—	—	735,242	1,136,754	221,974	—	—
Change in net unrealized appreciation (depreciation) of investments and foreign currency	(158,566)	434,516	1,342,951	(529,689)	1,079,092	769,391	604,118
Net realized and unrealized gain (loss)	217,181	540,392	2,485,211	798,320	1,677,766	877,752	1,199,838
Net increase (decrease) in net assets from operations	$470,906	$978,773	$2,628,859	$1,234,269	$1,730,077	$1,280,242	$1,408,897

See accompanying notes to financial statements.

Statement of Changes in Net Assets

(Unaudited)

	NUEM		NUDM
	Six Months Ended 4/30/18	For the Period June 6, 2017 (commencement of operations) through October 31, 2017	Six Months Ended 4/30/18	For the Period June 6, 2017 (commencement of operations) through October 31, 2017
Operations
Net investment income (loss)	$253,725	$97,618	$438,381	$76,148
Net realized gain (loss) from:
Investments and foreign currency	375,747	(2,753)	105,876	16,523
In-kind redemptions	—	—	—	—
Change in net unrealized appreciation (depreciation) of investments and foreign currency	(158,566)	1,155,446	434,516	587,380
Net increase (decrease) in net assets from operations	470,906	1,250,311	978,773	680,051
Distributions to Shareholders
From net investment income	(229,190)	—	(178,050)	—
From accumulated net realized gains	(8,450)	—	(11,700)	—
Decrease in net assets from distributions to shareholders	(237,640)	—	(189,750)	—
Fund Share Transactions
Proceeds from shares sold	14,541,891	23,666,666	21,159,514	23,075,135
Cost of shares redeemed	—	—	—	—
Net increase (decrease) in net assets from Fund share transactions	14,541,891	23,666,666	21,159,514	23,075,135
Net increase (decrease) in net assets	14,775,157	24,916,977	21,948,537	23,755,186
Net assets at the beginning of period	24,916,977	—	23,755,186	—
Net assets at the end of period	$39,692,134	$24,916,977	$45,703,723	$23,755,186
Undistributed (Over-distribution of) net investment income at the end of period	$112,820	$88,285	$341,727	$81,396

See accompanying notes to financial statements.

	NULG		NULV
	Six Months Ended 4/30/18	For the Period December 13, 2016 (commencement of operations) through October 31, 2017	Six Months Ended 4/30/18	For the Period December 13, 2016 (commencement of operations) through October 31, 2017
Operations
Net investment income (loss)	$143,648	$64,985	$435,949	$191,220
Net realized gain (loss) from:
Investments and foreign currency	407,018	124,838	191,255	112,077
In-kind redemptions	735,242	137,401	1,136,754	7,653
Change in net unrealized appreciation (depreciation) of investments and foreign currency	1,342,951	1,169,810	(529,689)	848,921
Net increase (decrease) in net assets from operations	2,628,859	1,497,034	1,234,269	1,159,871
Distributions to Shareholders
From net investment income	(120,250)	—	(375,340)	—
From accumulated net realized gains	(125,970)	—	(113,960)	—
Decrease in net assets from distributions to shareholders	(246,220)	—	(489,300)	—
Fund Share Transactions
Proceeds from shares sold	20,287,000	25,501,848	15,431,075	27,911,667
Cost of shares redeemed	(3,291,410)	(2,619,100)	(7,408,650)	(1,243,830)
Net increase (decrease) in net assets from Fund share transactions	16,995,590	22,882,748	8,022,425	26,667,837
Net increase (decrease) in net assets	19,378,229	24,379,782	8,767,394	27,827,708
Net assets at the beginning of period	24,379,782	—	27,827,708	—
Net assets at the end of period	$43,758,011	$24,379,782	$36,595,102	$27,827,708
Undistributed (Over-distribution of) net investment income at the end of period	$88,427	$65,029	$251,871	$191,262

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited) (continued)

	NUMG		NUMV		NUSC
	Six Months Ended 4/30/18	For the Period December 13, 2016 (commencement of operations) through October 31, 2017	Six Months Ended 4/30/18	For the Period December 13, 2016 (commencement of operations) through October 31, 2017	Six Months Ended 4/30/18	For the Period December 13, 2016 (commencement of operations) through October 31, 2017
Operations
Net investment income (loss)	$52,311	$23,694	$402,490	$128,635	$209,059	$149,970
Net realized gain (loss) from:
Investments and foreign currency	376,700	166,411	108,361	50,688	595,720	110,562
In-kind redemptions	221,974	66,315	—	—	—	26,959
Change in net unrealized appreciation (depreciation) of investments and foreign currency	1,079,092	775,023	769,391	360,057	604,118	1,593,642
Net increase (decrease) in net assets from operations	1,730,077	1,031,443	1,280,242	539,380	1,408,897	1,881,133
Distributions to Shareholders
From net investment income	(53,190)	—	(261,225)	—	(267,670)	—
From accumulated net realized gains	(167,940)	—	(54,000)	—	(120,060)	—
Decrease in net assets from distributions to shareholders	(221,130)	—	(315,225)	—	(387,730)	—
Fund Share Transactions
Proceeds from shares sold	20,170,195	21,610,997	17,823,475	22,411,960	19,789,490	29,992,821
Cost of shares redeemed	(1,454,885)	(1,312,430)	—	—	—	(1,244,995)
Net increase (decrease) in net assets from Fund share transactions	18,715,310	20,298,567	17,823,475	22,411,960	19,789,490	28,747,826
Net increase (decrease) in net assets	20,224,257	21,330,010	18,788,492	22,951,340	20,810,657	30,628,959
Net assets at the beginning of period	21,330,010	—	22,951,340	—	30,628,959	—
Net assets at the end of period	$41,554,267	$21,330,010	$41,739,832	$22,951,340	$51,439,616	$30,628,959
Undistributed (Over-distribution of) net investment income at the end of period	$22,862	$23,741	$269,939	$128,674	$91,445	$150,056

See accompanying notes to financial statements.

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Financial Highlights

(Unaudited)

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Year Ended October 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV	Ending Market Price
NUEM
2018(f)	$27.69	$0.20	$0.65	$0.85	$(0.18)	$(0.01)	$(0.19)	$28.35	$28.25
2017(c)	24.95	0.20	2.54	2.74	—	—	—	27.69	28.05
NUDM
2018(f)	26.39	0.30	0.32	0.62	(0.12)	(0.01)	(0.13)	26.88	26.84
2017(c)	24.88	0.17	1.34	1.51	—	—	—	26.39	26.57
NULG
2018(f)	30.47	0.12	2.01	2.13	(0.09)	(0.10)	(0.19)	32.41	32.41
2017(d)	25.21	0.24	5.02	5.26	—	—	—	30.47	30.53
NULV
2018(f)	27.83	0.35	0.32	0.67	(0.27)	(0.08)	(0.35)	28.15	28.16
2017(d)	25.09	0.53	2.21	2.74	—	—	—	27.83	27.88
NUMG
2018(f)	28.44	0.04	1.36	1.40	(0.04)	(0.12)	(0.16)	29.68	29.80
2017(d)	25.10	0.09	3.25	3.34	—	—	—	28.44	28.46
NUMV
2018(f)	27.00	0.30	0.76	1.06	(0.19)	(0.04)	(0.23)	27.83	28.14
2017(d)	25.04	0.48	1.48	1.96	—	—	—	27.00	27.01
NUSC
2018(f)	27.84	0.14	0.86	1.00	(0.18)	(0.08)	(0.26)	28.58	28.64
2017(d)	25.01	0.27	2.56	2.83	—	—	—	27.84	27.89

		Ratios/Supplemental Data
Total Return			Ratios to Average Net Assets

Based on NAV(b)	Based on Market Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

3.00%	1.35%	$39,692	0.45	%*	1.34	%*	36%
11.03	12.42	24,917	0.45	*	1.86	*	13

2.34	1.49	45,704	0.40	*	2.23	*	24
6.07	6.78	23,755	0.40	*	1.65	*	9

7.01	6.80	43,758	0.35	*	0.73	*	38
20.88	21.10	24,380	0.35	*	0.98	*	30

2.40	2.23	36,595	0.35	*	2.45	*	28
10.90	11.11	27,828	0.35	*	2.30	*	33

4.95	5.29	41,554	0.40	*	0.27	*	26
13.30	13.38	21,330	0.40	*	0.38	*	53

3.91	5.05	41,740	0.40	*	2.16	*	41
7.82	7.86	22,951	0.40	*	2.12	*	46

3.60	3.63	51,440	0.40	*	0.99	*	23
11.34	11.54	30,629	0.40	*	1.17	*	36

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.
(c)	For the period June 6, 2017 (commencement of operations) through October 31, 2017.
(d)	For the period December 13, 2016 (commencement of operations) through October 31, 2017.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 4 – Fund Shares).
(f)	For the six months ended April 30, 2018.
*	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements

(Unaudited)

1. General Information and Significant Accounting Policies

General Information

Trust and Fund Information

The Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nushares ESG Emerging Markets Equity ETF (NUEM), Nushares ESG International Developed Markets Equity ETF (NUDM), Nushares ESG Large-Cap Growth ETF (NULG), Nushares ESG Large-Cap Value ETF (NULV), Nushares ESG Mid-Cap Growth ETF (NUMG), Nushares ESG Mid-Cap Value ETF (NUMV) and Nushares ESG Small-Cap ETF (NUSC) (each a “Fund” and collectively, the “Funds”), as non-diversified funds, among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”).

The end of the reporting period for the Funds is April 30, 2018, and the period covered by these Notes to Financial Statements is the six months ended April 30, 2018 (the “current fiscal period”).

Investment Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into a sub-advisory agreement with Teachers Advisors, LLC (the “Sub-Adviser”), an affiliate of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Investment Objectives

NUEM seeks to track the investment results, before fees and expenses, of the TIAA ESG Emerging Markets Equity Index. NUDM seeks to track the investment results, before fees and expenses, of the TIAA ESG International Developed Markets Equity Index. NULG seeks to track the investments results, before fees and expenses, of the TIAA ESG USA Large-Cap Growth Index. NULV seeks to track the investments results, before fees and expenses, of the TIAA ESG USA Large-Cap Value Index. NUMG seeks to track the investments results, before fees and expenses, of the TIAA ESG USA Mid-Cap Growth Index. NUMV seeks to track the investments results, before fees and expenses, of the TIAA ESG USA Mid-Cap Value Index. NUSC seeks to track the investments results, before fees and expenses, of the TIAA ESG USA Small-Cap Index.

The Funds’ most recent prospectus provides further description of each Fund’s investment objective, principal investment strategies and principal risks.

Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

As of the end of the reporting period, the following Funds’ outstanding when-issued/delayed delivery purchase commitments were as follows:

	NUEM	NUDM
Outstanding when-issued/delayed delivery purchase commitments	$16,092	$16,703

Investment Income

Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis.

Professional Fees

Professional fees presented on the Statement of Operations consist of fees and expenses of legal counsel to the Funds’ Board of Trustees (the “Board”).

Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and distributed to shareholders annually. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Compensation

The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

The fair valuation input levels as described below are for fair value measurement purposes.

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the Nasdaq National Market (“Nasdaq”) are valued at the Nasdaq Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on a securities exchange or Nasdaq are valued at the quoted bid price and are generally classified as Level 2. Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price or the most recent bid price of the underlying non-U.S.-traded stock, adjusted as appropriate for the underlying-to-ADR conversion ratio and foreign exchange rate, and from time-to-time may also be adjusted further to take into account material events that may take place after the close of the local non-U.S. market but before the close of the New York Stock Exchange (“NYSE”), which may represent a transfer from a Level 1 to a Level 2 security.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service (“pricing service”). As a result, the net asset value (“NAV”) of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares. If significant market events occur between the time of determination of the closing price of a foreign security on an exchange and the time that the Funds’ NAV is determined, or if under the Funds’ procedures, the closing price of a foreign security is not deemed to be reliable, the security would be valued at fair value as determined in accordance with procedures established in good faith by the Board. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.

Notes to Financial Statements (Unaudited) (continued)

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

NUEM	Level 1	Level 2		Level 3		Total
Long-Term Investments*:
Common Stocks	$38,718,187	$890,801	**	$—		$39,608,988
Short-Term Investments:
U.S. Government and Agency Obligations	—	100,000		—		100,000
Total	$38,718,187	$990,801		$—		$39,708,988

NUDM
Long-Term Investments*:
Common Stocks	$45,452,588	$—		$—		$45,452,588

NULG
Long-Term Investments*:
Common Stocks	$43,667,112	$—		$—		$43,667,112

NULV
Long-Term Investments*:
Common Stocks	$36,534,052	$—		$—		$36,534,052

NUMG
Long-Term Investments*:
Common Stocks	$41,500,535	$—		$—		$41,500,535

NUMV
Long-Term Investments*:
Common Stocks	$41,654,147	$—		$—		$41,654,147

NUSC
Long-Term Investments*:
Common Stocks	$51,359,887	$—		$—		$51,359,887
Common Stock Rights	—	—		612	***	612
Total	$51,359,887	$—		$612		$51,360,499
*	Refer to the Fund’s Portfolio of Investments for industry classifications.
**	Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.
***	Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.

The table below presents the transfers in and out of the three valuation levels for the following Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
NUEM
Common Stock	$—	$(888,850)	$888,850	$—	$—	$—

The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.

3. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Foreign Currency Transactions

To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

Notes to Financial Statements (Unaudited) (continued)

As of the end of the reporting period, the following Funds’ investments in non-U.S. securities were as follows:

NUEM	Value	% of Net Assets
Country:
China	$11,778,647	29.7%
Korea, Republic of	6,011,281	15.1
Taiwan	4,595,079	11.6
India	3,618,568	9.1
Brazil	2,851,546	7.2
South Africa	2,711,955	6.8
Malaysia	1,403,395	3.5
Mexico	1,253,914	3.2
Thailand	998,205	2.5
Indonesia	782,998	2.0
Other	3,603,400	9.1
Total non-U.S. securities	$39,608,988	99.8%

NUDM	Value	% of Net Assets
Country:
Japan	$11,124,452	24.3%
United Kingdom	8,010,188	17.5
France	4,880,712	10.7
Germany	4,339,859	9.5
Switzerland	3,399,812	7.4
Australia	2,951,071	6.5
Hong Kong	1,555,027	3.4
Netherlands	1,539,966	3.4
Spain	1,456,660	3.2
Sweden	1,145,107	2.5
Other	5,049,734	11.1
Total Non-U.S. securities	$45,452,588	99.5%

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, assets and liabilities are translated into U.S. dollars at 4:00 p.m. London Time. Investment transactions, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received.

The realized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) foreign currency, (ii) investments, (iii) investments in derivatives and (iv) other assets and liabilities are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

Investments in Derivatives

Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Although each Fund is authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

4. Fund Shares

Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen Securities, LLC, the Funds’ distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.

Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.

Transactions in Fund shares during the current and prior fiscal period were as follows:

	NUEM				NUDM
	Six Months Ended 4/30/18		For the period 6/6/17 (commencement of operations) through 10/31/17		Six Months Ended 4/30/18		For the period 6/6/17 (commencement of operations) through 10/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	500,000	$14,541,891	900,000	$23,666,666	800,000	$21,159,514	900,000	$23,075,135

	NULG				NULV
	Six Months Ended 4/30/18		For the period 12/13/16 (commencement of operations) through 10/31/17		Six Months Ended 4/30/18		For the period 12/13/16 (commencement of operations) through 10/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	650,000	$20,287,000	900,000	$25,501,848	550,000	$15,431,075	1,050,000	$27,911,667
Shares redeemed	(100,000)	(3,291,410)	(100,000)	(2,619,100)	(250,000)	(7,408,650)	(50,000)	(1,243,830)
Net increase	550,000	$16,995,590	800,000	$22,882,748	300,000	$8,022,425	1,000,000	$26,667,837

	NUMG				NUMV
	Six Months Ended 4/30/18		For the period 12/13/16 (commencement of operations) through 10/31/17		Six Months Ended 4/30/18		For the period 12/13/16 (commencement of operations) through 10/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	700,000	$20,170,195	800,000	$21,610,997	650,000	$17,823,475	850,000	$22,411,960
Shares redeemed	(50,000)	(1,454,885)	(50,000)	(1,312,430)	—	—	—	—
Net increase	650,000	$18,715,310	750,000	$20,298,567	650,000	$17,823,475	850,000	$22,411,960

	NUSC
	Six Months Ended 4/30/18		For the period 12/13/16 (commencement of operations) through 10/31/17
	Shares	Amount	Shares	Amount
Shares sold	700,000	$19,789,490	1,150,000	$29,992,821
Shares redeemed	—	—	(50,000)	(1,244,995)
Net increase	700,000	$19,789,490	1,100,000	$28,747,826

Notes to Financial Statements (Unaudited) (continued)

5. Investment Transactions

Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:

	NUEM	NUDM	NULG	NULV	NUMG	NUMV	NUSC
Purchases	$25,231,889	$10,651,079	$14,619,510	$9,758,786	$9,799,075	$15,227,843	$9,876,017
Sales	13,746,846	9,470,418	14,692,076	9,754,995	9,983,694	15,060,494	9,982,660

In-kind transactions during the current fiscal period were as follows:

	NUEM	NUDM	NULG	NULV	NUMG	NUMV	NUSC
In-kind purchases	$2,929,067	$20,315,659	$20,246,024	$15,382,569	$20,151,650	$17,723,712	$19,724,481
In-kind sales	—	—	3,284,413	7,412,433	1,453,707	—	—

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of April 30, 2018.

	NUEM	NUDM	NULG	NULV	NUMG	NUMV	NUSC
Tax cost of investments	$38,737,025	$44,443,856	$41,155,183	$36,216,113	$39,647,329	$40,527,903	$49,172,232
Gross unrealized:
Appreciation	$3,010,630	$2,366,375	$3,346,248	$1,850,739	$3,865,080	$2,701,239	$4,567,782
Depreciation	(2,038,667)	(1,357,643)	(834,319)	(1,532,800)	(2,011,874)	(1,574,995)	(2,379,515)
Net unrealized appreciation (depreciation) of investments	$971,963	$1,008,732	$2,511,929	$317,939	$1,853,206	$1,126,244	$2,188,267

Permanent differences, primarily due to foreign currency transactions, redemption in-kind, capital gain tax expense, dividend reclassification and investments in passive foreign investment companies, resulted in reclassifications among the Funds’ components of net assets as of October 31, 2017, the Funds’ last tax year end, as follows:

	NUEM	NUDM	NULG	NULV	NUMG	NUMV	NUSC
Capital paid-in	$—	$—	$137,401	$7,653	$66,188	$—	$26,959
Undistributed (Over-distribution of) net investment income	(9,333)	5,248	44	42	47	39	86
Accumulated net realized gain (loss)	9,333	(5,248)	(137,445)	(7,695)	(66,235)	(39)	(27,045)

The tax components of undistributed net ordinary income and net long-term capital gains as of October 31, 2017, the Funds’ last tax year end, were as follows:

	NUEM	NUDM	NULG	NULV	NUMG	NUMV	NUSC
Undistributed net ordinary income[1]	$120,159	$109,890	$190,655	$304,587	$191,141	$181,768	$268,908
Undistributed net long-term capital gains	—	—	—	3	—	759	1,117
[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended October 31, 2017, was designated for purposes of the dividends paid deduction as follows:

For the period June 6, 2017 (commencement of operations) through October 31, 2017	NUEM	NUDM
Distributions from net ordinary income[1]	$—	$—
Distributions from net long-term capital gains	—	—

For the period December 13, 2016 (commencement of operations) through October 31, 2017	NULG	NULV	NUMG	NUMV	NUSC
Distributions from net ordinary income[1]	$—	$—	$—	$—	$—
Distributions from net long-term capital gains	—	—	—	—	—
[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

7. Management Fees and Other Transactions with Affiliates

Management Fees

Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.

The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:

Fund	Management Fee
NUEM	0.45%
NUDM	0.40
NULG	0.35
NULV	0.35
NUMG	0.40
NUMV	0.40
NUSC	0.40

Other Transactions with Affiliates

Each Fund is permitted to purchase or sell securities from or to certain other funds or other accounts managed by the Sub-Adviser (“inter-fund trade”) under specified conditions outlined in procedures adopted by the Board. These procedures have been designed to ensure that any inter-fund trade of securities by the Fund from or to another fund or an account that is, or could be, considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. Each inter-fund trade is effected at the current market price, determined in accordance with the procedures. Unsettled inter-fund trades as of the end of the reporting period are recognized as a component of “Receivable for investments sold” and/or “Payable for investments purchased” on the Statement of Assets and Liabilities, when applicable.

During the current fiscal period, the following Funds engaged in inter-fund trades pursuant to these procedures as follows:

Inter-Fund Trades	NULG	NULV	NUMG	NUMV	NUSC
Purchases	$8,286,291	$4,884,228	$4,953,548	$3,571,193	$1,404,330
Sales	2,510,371	1,072,767	1,202,733	2,299,983	520,378

As of the end of the reporting period, TIAA owned shares of the Funds as follows:

Fund	NUEM	NUDM	NULG	NULV	NUMG	NUMV	NUSC
TIAA owned shares	1,154,900	1,335,500	1,121,100	992,800	1,204,500	1,250,400	993,000

Additional Fund Information

Adviser Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Teachers Advisors, LLC 730 Third Avenue New York, NY 10017-3206

Independent Registered
Public Accounting Firm

KPMG LLP

200 East Randolph Street

Chicago, IL 60601

Administrator, Custodian and
Transfer Agent

Brown Brothers Harriman

50 Post Office Square

Boston, MA 02110

Legal Counsel Chapman and Cutler LLP Chicago, IL 60603 Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, D.C. 20004

The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at a premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).

	NUEM		NUDM
Six months ended April 30, 2018	Number of Days	% of Total Days	Number of Days	% of Total Days
Premium/Discount Range:
1.01% to 3.00%	42	34.1%	10	8.1%
0.51% to 1.00%	43	35.1%	49	39.8%
0.26% to 0.50%	9	7.3%	35	28.5%
0.00% to 0.25%	11	8.9%	14	11.4%
(0.01)% to (0.25)%	8	6.5%	6	4.9%
(0.26)% to (0.50)%	3	2.4%	3	2.4%
(0.51)% to (1.00)%	4	3.3%	4	3.3%
(1.01)% to (3.00)%	2	1.6%	2	1.6%
Less than (3.00)%	1	0.8%	—	0.0%
	123	100%	123	100%

	NULG		NULV
Six months ended April 30, 2018	Number of Days	% Total Days	Number of Days	% Total Days
Premium/Discount Range:
0.00% to 0.25%	110	89.4%	85	69.1%
(0.01)% to (0.25)%	13	10.6%	38	30.9%
	123	100%	123	100%

	NUMG		NUMV
Six months ended April 30, 2018	Number of Days	% Total Days	Number of Days	% Total Days
Premium/Discount Range:
0.00% to 0.25%	98	79.7%	72	58.5%
(0.01)% to (0.25)%	25	20.3%	51	41.5%
	123	100%	123	100%

			NUSC
Six months ended April 30, 2018			Number of Days	% Total Days
Premium/Discount Range:
0.00% to 0.25%			90	73.2%
(0.01)% to (0.25)%			33	26.8%
			123	100%

Additional Fund Information

(continued)

Quarterly Form N-Q Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FlNRA.org.

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

MSCI EAFE Index: The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

MSCI USA Growth Index: An index designed to capture large and mid cap securities exhibiting overall growth style characteristics in the U.S. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

MSCI USA Mid Cap Growth Index: An index designed to capture mid cap securities exhibiting overall growth style characteristics in the U.S. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

MSCI USA Mid Cap Value Index: An index designed to capture mid cap U.S. securities exhibiting overall value style characteristics. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

MSCI USA Small Cap Index: An index designed to measure the performance of the small cap segment of the U.S. equity market. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

MSCI USA Value Index: An index designed to capture large and mid cap U.S. securities exhibiting overall value style characteristics. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

TIAA ESG Emerging Markets Equity Index: A custom index that is owned and calculated by MSCI Inc., based on the MSCI Emerging Markets Index, and aims to increase exposure to positive environmental, social and governance (ESG) factors and exhibit lower carbon exposure as compared to the MSCI Emerging Markets Index. The NuShares ESG Emerging Markets Equity ETF (“Fund”) is not sponsored, endorsed, issued, sold or promoted by or affiliated with MSCI Inc. MSCI Inc. does not make any representation regarding the advisability of investing in the Fund. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

TIAA ESG International Developed Markets Equity Index: A custom index that is owned and calculated by MSCI Inc., based on the MSCI EAFE Index, and aims to increase exposure to positive environmental, social and governance (ESG) factors and exhibit lower carbon exposure as compared to the MSCI EAFE Index. The NuShares ESG International Developed Markets Equity ETF (“Fund”) is not sponsored, endorsed, issued, sold or promoted by or affiliated with MSCI

Glossary of Terms Used in this Report (continued)

Inc. MSCI Inc. does not make any representation regarding the advisability of investing in the Fund. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

TIAA ESG USA Large-Cap Growth Index: Based on the MSCI USA Growth index, its parent index, which captures large-cap securities exhibiting overall growth style characteristics in the U.S. The TIAA ESG USA Large-Cap Growth Index is designed to represent the performance of a TIAA strategy that aims to increase the Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Parent Index. The index also aims to minimize the tracking error relative to the Parent Index through an optimization process. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

TIAA ESG USA Large-Cap Value Index: Based on the MSCI USA Value index, its parent index, which captures large-cap U.S. securities exhibiting overall value style characteristics. The TIAA ESG Large-Cap Value is designed to represent the performance of a TIAA strategy that aims to increase the Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Parent Index. The index also aims to minimize the tracking error relative to the Parent Index through an optimization process. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

TIAA ESG USA Mid-Cap Growth Index: Based on the MSCI USA Mid-Cap Growth Index, its parent index, which captures mid cap securities exhibiting overall growth style characteristics in the US. The TIAA ESG USA Mid-Cap Growth is designed to represent the performance of a TIAA strategy that aims to increase the Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Parent Index. The index also aims to minimize the tracking error relative to the Parent Index through an optimization process. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Notes

Notes

Nuveen:

Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nushares ETFs at: www.nuveen.com/exchange-traded-funds

Securities offered through Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com	NSA-NSESG-0418D 527612-INV-B-06/19

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NuShares ETF Trust

By	(Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher Vice President and Secretary

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Martin Kremenstein
Martin Kremenstein Chief Administrative Officer (principal executive officer)

Date: July 9, 2018

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: July 9, 2018